UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2008 (Unaudited)

[Insert schedule of investments here]

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 4.9%

Apparel Retail - 1.0%
TJX Companies, Inc. (1)	91,400	$2,930,284
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc. (1)	63,950	2,985,826
Footwear - 1.1%
NIKE, Inc., Class B	49,200	3,363,804
Movies & Entertainment - 1.2%
News Corp.	111,100	1,994,245
Time Warner, Inc.	123,150	1,955,622

		3,949,867
Specialty Stores - 0.6%
OfficeMax, Inc.	82,600	1,790,768

Total Consumer Discretionary		15,020,549

Consumer Staples - 11.2%

Drug Retail - 1.2%
CVS Caremark Corp.	85,000	3,637,150
Food Retail - 0.8%
Kroger Co.	89,800	2,482,072
Household Products - 3.3%
Colgate-Palmolive Co.	47,300	3,517,228
Procter & Gamble Co.	98,300	6,492,715

		10,009,943

Hypermarkets & Super Centers - 2.4%
Wal-Mart Stores, Inc. (1)	125,600	7,252,144
Soft Drinks - 0.9%
Coca-Cola Co.	49,400	2,828,644
Tobacco - 2.6%
Altria Group, Inc.	74,100	1,649,466
Philip Morris International, Inc. (2)	74,100	3,902,106
UST, Inc.	45,600	2,518,488

		8,070,060

Total Consumer Staples		34,280,013

Energy - 15.3%

Integrated Oil & Gas - 12.2%
Chevron Corp.	122,200	12,116,129
ConocoPhillips	121,170	11,280,927
Exxon Mobil Corp.	83,050	7,371,518
Hess Corp.	26,200	3,217,622
Marathon Oil Corp.	70,050	3,599,870

		37,586,066

Oil & Gas-Equipment and Services - 0.9%
Halliburton Co.	55,500	2,696,190
Oil & Gas-Exploration and Production - 1.4%
Apache Corp.	11,600	1,555,096
Devon Energy Corp.	22,500	2,608,650

		4,163,746

Oil & Gas-Refining and Marketing - 0.8%
Valero Energy Corp.	48,100	2,445,404

Total Energy		46,891,406

Financials - 19.0%

Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	55,500	2,622,930
Diversified Banks - 3.8%
U.S. Bancorp	166,800	5,536,092
Wells Fargo & Co. (1)	220,200	6,070,913

		11,607,005

Description	Shares	Value
Common Stocks (continued)
Financials (continued)

Investment Banking & Brokerage - 3.8%
Goldman Sachs Group, Inc.	26,355	$4,649,286
Lehman Brothers Holdings, Inc. (1)	87,495	3,220,691
Morgan Stanley	88,000	3,892,240

		11,762,217

Life & Health Insurance - 1.6%
MetLife, Inc. (1)	80,800	4,850,424
Other Diversified Financial Services - 2.9%
Bank of America Corp.	94,890	3,227,209
JP Morgan Chase & Co.	135,120	5,810,160

		9,037,369

Property & Casualty Insurance - 4.7%
Chubb Corp.	84,000	4,515,840
Travelers Co., Inc.	158,300	7,884,922
W. R. Berkley Corp.	68,350	1,851,602

		14,252,364

Real Estate Investment Trusts - 0.8%
ProLogis (1)	37,300	2,309,989
Regional Banks - 0.5%
PNC Financial Services Group (1)	23,500	1,509,875

Total Financials		57,952,173

Healthcare - 7.6%

Biotechnology - 0.9%
Gilead Sciences, Inc. (1) (2)	49,600	2,743,872
Healthcare Distributors - 0.7%
AmerisourceBergen Corp.	50,000	2,066,500
Managed Healthcare - 0.4%
WellPoint, Inc. (1) (2)	22,700	1,267,114
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	120,150	2,738,219
Eli Lilly & Co.	61,300	2,950,982
Johnson & Johnson	135,050	9,013,237
Pfizer, Inc.	133,800	2,590,368

		17,292,806

Total Healthcare		23,370,292

Industrials - 14.1%

Aerospace & Defense - 6.6%
Boeing Co.	37,265	3,084,424
General Dynamics Corp.	30,500	2,810,575
Honeywell International, Inc.	25,850	1,541,177
L-3 Communications Holdings, Inc.	25,400	2,727,706
Lockheed Martin Corp.	34,400	3,764,736
Northrop Grumman Corp.	53,200	4,014,472
United Technologies Corp.	37,100	2,635,584

		20,578,674

Commercial Printing - 0.6%
R. R. Donnelley & Sons Co.	52,800	1,733,424
Construction & Engineering - 1.5%
Fluor Corp.	11,100	2,070,705
Jacobs Engineering Group, Inc. (2)	25,800	2,445,324

		4,516,029

Electrical Components & Equipment - 1.7%
Emerson Electric Co.	89,260	5,193,146
Environmental & Facilities Services - 1.0%
Waste Management, Inc.	81,500	3,091,295
Industrial Machinery - 2.7%
Eaton Corp.	34,600	3,345,128
Parker Hannifin Corp.	57,650	4,881,226

		8,226,354

Total Industrials		43,338,922

Information Technology - 9.3%

Application Software - 0.9%
AutoDesk, Inc. (2)	69,550	2,862,678

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)
Computer Hardware - 3.1%
Hewlett Packard Co.	88,650	$4,171,869
International Business Machines Corp.	41,660	5,392,053

		9,563,922

Computer Storage & Peripherals - 0.9%
Western Digital Corp. (1) (2)	71,750	2,692,778
Semiconductors - 1.7%
NVIDIA Corp. (2)	92,850	2,293,395
Texas Instruments, Inc. (1)	89,600	2,910,208

		5,203,603

Systems Software - 2.7%
Microsoft Corp.	92,500	2,619,600
Oracle Corp. (2)	77,100	1,760,964
Symantec Corp. (2)	176,200	3,828,826

		8,209,390
Total Information Technology		28,532,371

Materials - 4.6%

Diversified Chemicals - 0.7%
Dow Chemical Co.	56,200	2,270,480
Diversified Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. (1)	40,301	4,663,229
Industrial Gases - 0.9%
Air Products and Chemicals, Inc.	27,100	2,762,032
Metal & Glass Containers - 1.0%
Ball Corp.	54,900	2,981,070
Steel - 0.5%
Reliance Steel & Aluminum Co.	22,500	1,529,325

Total Materials		14,206,136

Telecommunication Services - 6.2%

Integrated Telecommunication Services - 6.2%
AT&T, Inc.	262,100	10,457,790
Verizon Communications, Inc.	221,500	8,521,105

Total Telecommunication Services		18,978,895

Utilities - 5.5%

Electric Utilities - 3.7%
Entergy Corp.	40,800	4,927,416
FirstEnergy Corp.	60,700	4,777,697
Progress Energy, Inc. (1)	41,800	1,787,368

		11,492,481

Gas Utilities - 1.1%
ONEOK, Inc.	65,500	3,278,930
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	125,500	2,125,970

Total Utilities		16,897,381

Total Common Stocks (identified cost $245,619,721)		299,468,138

Purchased Call Option - 0.0%
Citigroup, Inc., 1/17/2009 (2)	1,176,471	47,059

Total Purchased Call Option (identified cost $1,003,294)		47,059

Short-Term Investments - 14.8%

Collateral Pool Investment for Securities on Loan - 11.6%
(See Note 2 of the Schedule of Investments)		35,571,316

Repurchase Agreement - 3.2%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008 to be repurchased at $9,754,699 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $9,948,484 (at amortized cost)	$9,752,952	9,752,952

Total Short-Term Investments (identified cost $45,324,268)		45,324,268

Total Investments - 112.5% (identified cost $291,947,283)		344,839,465
Other Assets and Liabilities - (12.5)%		(38,237,627)

Total Net Assets - 100.0%		$306,601,838

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2007

(Unaudited)

Description	Shares	Value
Common Stocks - 96.0%

Consumer Discretionary - 8.0%

Advertising - 1.0%
Omnicom Group, Inc.	51,880	$2,542,639
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	49,400	1,682,564
Casinos & Gaming - 0.8%
Las Vegas Sands Corp. (1) (2)	28,300	1,965,152
Education Services - 0.6%
Apollo Group, Inc., Class A (1) (2)	32,400	1,548,396
General Merchandise Stores - 0.7%
Family Dollar Stores, Inc.	87,300	1,868,220
Home Improvement Retail - 0.9%
Lowe's Companies, Inc.	101,600	2,438,400
Restaurants - 1.8%
McDonald’s Corp.	42,500	2,521,100
Starbucks Corp. (1) (2)	121,600	2,211,904

		4,733,004

Specialty Stores - 1.5%
Dick's Sporting Goods, Inc. (1) (2)	82,500	1,909,875
Tractor Supply Co. (1) (2)	56,300	1,923,771

		3,833,646

Total Consumer Discretionary		20,612,021

Consumer Staples - 8.8%

Agricultural Products - 0.7%
Archer-Daniels-Midland Co. (1)	45,000	1,786,500
Drug Retail - 1.0%
Walgreen Co.	73,200	2,636,664
Household Products - 1.8%
Procter & Gamble Co.	70,300	4,643,315
Soft Drinks - 3.4%
Hansen Natural Corp. (1) (2)	89,000	2,780,360
PepsiCo, Inc.	88,600	6,051,380

		8,831,740

Tobacco - 1.9%
Altria Group, Inc.	76,500	1,702,890
UST, Inc.	56,400	3,114,972

		4,817,862

Total Consumer Staples		22,716,081

Energy - 10.3%

Integrated Oil & Gas - 1.0%
Exxon Mobil Corp.	28,000	2,485,280
Oil & Gas-Drilling - 3.0%
Helmerich & Payne, Inc. (1)	21,000	1,315,650
Noble Corp.	31,000	1,957,340
Transocean, Inc. (1)	30,000	4,505,700

		7,778,690

Oil & Gas-Equipment and Services - 4.6%
Cameron International Corp. (1) (2)	35,000	1,863,050
Halliburton Co.	79,500	3,862,110
Schlumberger, Ltd.	40,000	4,045,200
Weatherford International, Ltd. (2)	44,000	2,007,720

		11,778,080

Oil & Gas-Exploration and Production - 1.0%
XTO Energy, Inc.	40,000	2,544,800
Oil & Gas-Storage and Transportation - 0.7%
The Williams Companies, Inc.	49,000	1,863,960

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Total Energy		$26,450,810

Financials - 7.5%

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corp. (1)	20,000	890,600
State Street Corp.	42,500	3,060,850

		3,951,450

Investment Banking & Brokerage - 1.8%
Goldman Sachs Group, Inc. (1)	7,500	1,323,075
The Charles Schwab Corp.	150,000	3,327,000

		4,650,075

Life & Health Insurance - 1.2%
Aflac, Inc.	29,000	1,946,770
Prudential Financial, Inc.	16,000	1,195,200

		3,141,970

Multi-Line Insurance - 0.9%
Assurant, Inc.	35,000	2,381,050
Specialized Finance - 2.1%
CME Group, Inc. (1)	3,000	1,290,900
Nymex Holdings, Inc.	15,500	1,407,710
NYSE Euronext	40,000	2,556,800

		5,255,410

Total Financials		19,379,955

Healthcare - 16.0%

Biotechnology - 2.0%
Genzyme Corp. (2)	27,500	1,882,650
Gilead Sciences, Inc. (2)	60,400	3,341,328

		5,223,978

Healthcare Equipment - 1.3%
Baxter International, Inc.	33,600	2,052,960
C.R. Bard, Inc.	13,900	1,267,680

		3,320,640

Healthcare Services - 2.3%
Express Scripts, Inc. (2)	16,500	1,189,815
Medco Health Solutions, Inc. (2)	99,800	4,835,310

		6,025,125

Healthcare Technology - 0.8%
Cerner Corp. (1) (2)	45,500	2,064,335
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. (2)	73,000	4,308,460
Pharmaceuticals - 7.9%
Allergan, Inc.	61,000	3,514,820
Bristol-Myers Squibb Co.	75,900	1,729,761
Johnson & Johnson	70,200	4,685,148
Merck & Co., Inc.	137,000	5,337,520
Schering-Plough Corp.	261,400	5,332,560

		20,599,809

Total Healthcare		41,542,347

Industrials - 11.9%

Aerospace & Defense - 4.7%
General Dynamics Corp.	30,000	2,764,500
Lockheed Martin Corp.	37,000	4,049,280
Precision Castparts Corp.	10,000	1,208,000
Rockwell Collins, Inc.	17,800	1,092,386
United Technologies Corp.	45,000	3,196,800

		12,310,966

Construction & Farm Machinery and Heavy Trucks - 1.2%
Deere & Co.	36,600	2,977,044
Electrical Components & Equipment - 2.3%
Emerson Electric Co.	68,050	3,959,149
Roper Industries, Inc. (1)	30,400	1,977,216

		5,936,365

Industrial Conglomerates - 2.6%
3M Co.	50,000	3,878,000
General Electric Co.	90,300	2,774,016

		6,652,016

Industrial Machinery - 1.1%
ITT Corp.	41,800	2,758,800

Total Industrials		30,635,191

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology - 26.6%

Application Software - 2.0%
Adobe Systems, Inc. (2)	85,100	$3,749,506
Intuit, Inc. (2)	47,533	1,376,556

		5,126,062

Communications Equipment - 3.6%
Cisco Systems, Inc. (2)	345,000	9,218,400
Computer Hardware - 5.4%
Apple, Inc. (2)	49,530	9,348,788
Dell, Inc. (1) (2)	91,900	2,119,214
Hewlett-Packard Co.	56,500	2,658,890

		14,126,892

Computer Storage & Peripherals - 1.3%
EMC Corp. (1) (2)	197,700	3,447,888
Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. (1) (2)	69,600	2,455,488
Data Processing & Outsourced Services - 0.3%
Visa, Inc. (2)	10,000	863,600
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (1) (2)	35,000	1,366,750
eBay, Inc. (2)	75,400	2,262,754
Google, Inc., Class A (2)	13,920	8,154,336

		11,783,840

Semiconductor Equipment - 0.5%
MEMC Electronic Materials, Inc. (2)	19,400	1,332,004
Semiconductors - 2.6%
Intel Corp.	286,480	6,640,606
Systems Software - 5.3%
Microsoft Corp.	348,600	9,872,351
Oracle Corp. (2)	171,250	3,911,350

		13,783,701

Total Information Technology		68,778,481

Materials - 3.5%

Diversified Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (1)	16,000	1,851,360
Fertilizers & Agricultural Chemicals - 1.8%
Monsanto Co.	36,700	4,675,580
Industrial Gases - 1.0%
Praxair, Inc.	27,500	2,614,150

Total Materials		9,141,090

Telecommunication Services - 0.8%

Integrated Telecommunication Services - 0.8%
Verizon Communications	50,300	1,935,041

Total Telecommunication Services		1,935,041

Utilities - 2.6%

Electric Utilities - 1.0%
FPL Group, Inc.	19,000	1,282,880
PPL Corp.	26,000	1,334,060

		2,616,940

Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	31,700	2,733,491
NRG Energy, Inc. (1) (2)	30,600	1,272,654

		4,006,145

Total Utilities		6,623,085

Total Common Stocks (identified cost $221,772,096)		247,814,102

Short-Term Investments - 15.3%

Collateral Pool Investment for Securities on Loan - 12.5%
(See Note 2 of the Schedule of Investments)		32,050,500

Repurchase Agreement - 2.8%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 05/30/2008, to be repurchased at $7,308,966 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $7,455,903 (at amortized cost)	$7,307,657	7,307,657

Total Short-Term Investments (identified cost $39,358,157)		39,358,157

Total Investments - 111.3% (identified cost $261,130,253)		287,172,259
Other Assets and Liabilities - (11.3)%		(29,268,442)

Total Net Assets - 100.0%		$257,903,817

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Consumer Discretionary - 12.9%

Advertising - 1.2%
Interpublic Group of Cos., Inc. (1) (2)	444,460	$4,431,266
Apparel Retail - 2.2%
The Gap, Inc. (1)	160,200	2,923,650
TJX Companies, Inc. (1)	158,900	5,094,334

		8,017,984

Auto Parts & Equipment - 0.9%
Autoliv, Inc.	60,200	3,291,134
Broadcasting & Cable TV - 3.0%
Liberty Global, Inc. (1) (2)	132,200	4,739,370
Liberty Media Corp. (2)	233,100	6,293,700

		11,033,070

Department Stores - 0.6%
Kohl’s Corp. (1) (2)	47,360	2,121,728
Education Services - 0.4%
Apollo Group, Inc., Class A (1) (2)	32,000	1,529,280
Homebuilding - 0.5%
Centex Corp.	43,700	822,871
Toll Brothers, Inc. (2)	38,900	819,623

		1,642,494

Household Appliances - 1.9%
Snap-On, Inc.	43,900	2,718,288
Whirlpool Corp.	54,500	4,015,560

		6,733,848

Internet Retail - 1.4%
Expedia, Inc. (1) (2)	206,100	4,997,925
Restaurants - 0.8%
Yum! Brands, Inc. (1)	69,200	2,747,240

Total Consumer Discretionary		46,545,969

Consumer Staples - 6.4%

Food Retail - 3.3%
Kroger Co.	176,700	4,883,988
Safeway, Inc.	222,460	7,089,800

		11,973,788

Packaged Foods & Meats - 1.4%
Pilgrim’s Pride Corp.	198,160	5,152,160
Tobacco - 1.7%
Loews Corp. - Carolina Group (1)	83,300	6,043,415

Total Consumer Staples		23,169,363

Energy - 8.7%

Integrated Oil & Gas - 2.0%
Hess Corp. (1)	27,700	3,401,837
Murphy Oil Corp.	40,500	3,752,325

		7,154,162
Oil & Gas-Drilling - 0.7%
Nabors Industries Ltd. (1) (2)	57,800	2,429,912
Oil & Gas-Equipment and Services - 0.6%
BJ Services Co.	73,300	2,213,660
Oil & Gas-Exploration and Production - 3.0%
Newfield Exploration Co. (1) (2)	71,500	4,521,660
Noble Energy, Inc.	63,500	6,188,075

		10,709,735

Oil & Gas-Storage and Transportation - 2.4%
El Paso Corp.	443,400	8,668,470

Description	Shares	Value
Common Stocks (continued)

Energy (continued)
Total Energy		$31,175,939

Financials - 21.6%

Asset Management & Custody Banks - 5.0%
Affiliated Managers Group, Inc. (1) (2)	37,000	3,792,500
Ameriprise Financial, Inc.	83,900	3,965,114
Invesco Ltd.	122,400	3,406,392
Northern Trust Corp.	52,000	3,952,000
State Street Corp.	37,600	2,707,952

		17,823,958

Insurance Brokers - 1.8%
Aon Corp.	133,600	6,304,584
Life & Health Insurance - 5.4%
Principal Financial Group, Inc. (1)	86,100	4,639,068
Protective Life Corp.	168,700	7,082,026
StanCorp Financial Group, Inc. (1)	146,000	8,028,540

		19,749,634

Multi-Line Insurance - 1.2%
Assurant, Inc.	61,900	4,211,057
Property & Casualty Insurance - 3.7%
ACE Ltd.	101,600	6,103,112
Hanover Insurance Group, Inc.	155,200	7,154,720

		13,257,832

Real Estate Investment Trusts - 0.6%
Kimco Realty Corp. (1)	54,500	2,144,575
Regional Banks - 2.1%
City National Corp. (1)	75,500	3,654,200
M&T Bank Corp.	42,900	3,717,714

		7,371,914

Reinsurance - 1.8%
PartnerRe Ltd.	87,300	6,433,137

Total Financials		77,296,691

Healthcare - 5.7%

Healthcare Distributors - 1.5%
AmerisourceBergen Corp.	132,400	5,472,092
Healthcare Services - 1.5%
DaVita, Inc. (1) (2)	105,800	5,488,904
Healthcare Supplies - 0.8%
DENTSPLY International, Inc.	71,200	2,886,448
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc. (1) (2)	111,700	6,592,534

Total Healthcare		20,439,978

Industrials - 10.5%

Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (1) (2)	48,300	5,243,448
Airlines - 0.2%
Continental Airlines, Inc. (1) (2)	60,600	873,246
Environmental & Facilities Services - 1.4%
Republic Services, Inc.	148,930	4,904,265
Human Resource & Employment Services - 1.5%
Manpower, Inc.	86,500	5,449,500
Industrial Conglomerates - 0.8%
Textron, Inc.	43,600	2,727,180
Industrial Machinery - 3.6%
Eaton Corp.	69,100	6,680,588
ITT Corp.	96,500	6,369,000

		13,049,588

Trucking - 1.5%
J.B. Hunt Transport Services, Inc. (1)	157,000	5,469,880

Total Industrials		37,717,107

Information Technology - 10.8%

Application Software - 1.3%
Synopsys, Inc. (2)	178,800	4,711,380
Computer Storage & Peripherals - 0.9%
Seagate Technology (1)	148,200	3,174,444

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services - 1.0%
Fiserv, Inc. (1) (2)	71,700	$3,754,212
Electronic Manufacturing Services - 1.3%
Flextronics International Ltd. (2)	427,600	4,579,596
Office Electronics - 1.2%
Xerox Corp.	312,800	4,247,824
Semiconductors - 1.7%
Altera Corp. (1)	125,100	2,894,814
Intersil Corp.	112,500	3,135,375

		6,030,189

Systems Software - 0.7%
Symantec Corp. (2)	119,700	2,601,081
Technology Distributors - 2.7%
Arrow Electronics, Inc. (2)	166,100	5,092,626
Ingram Micro, Inc. (2)	263,600	4,779,068

		9,871,694

Total Information Technology		38,970,420

Materials - 6.7%

Diversified Chemicals - 1.3%
PPG Industries, Inc. (1)	75,830	4,779,565
Paper Packaging - 1.8%
Sealed Air Corp.	271,700	6,618,612
Paper Products - 1.3%
MeadWestvaco Corp.	180,940	4,655,586
Specialty Chemicals - 1.3%
Cytec Industries, Inc.	74,800	4,724,368
Steel - 1.0%
Nucor Corp.	46,400	3,470,720

Total Materials		24,248,851

Telecommunication Services - 1.8%

Integrated Telecommunication Services - 1.8%
Embarq Corp. (1)	116,700	5,522,244
Qwest Communications International, Inc. (1)	201,000	974,850

Total Telecommunication Services		6,497,094

Utilities - 12.2%

Electric Utilities - 4.9%
Edison International	139,400	7,420,262
Entergy Corp.	29,400	3,550,638
PPL Corp.	128,800	6,608,728

		17,579,628

Gas Utilities - 2.8%
Equitable Resources, Inc.	86,100	6,046,803
ONEOK, Inc.	78,400	3,924,704

		9,971,507

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (1) (2)	45,500	1,892,345
Multi-Utilities - 4.0%
CMS Energy Corp. (1)	441,500	6,882,985
Sempra Energy	128,600	7,434,366

		14,317,351

Total Utilities		43,760,831

Total Common Stocks (identified cost $301,171,430)		349,822,243

Short-Term Investments - 24.1%

Collateral Pool Investment for Securities on Loan - 22.1%
(See Note 2 of the Schedule of Investments)		79,588,412

Repurchase Agreement - 2.0%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $7,050,016 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $7,191,083 (at amortized cost)	$7,048,753	7,048,753

Total Short-Term Investments (identified cost $86,637,165)		86,637,165

Total Investments - 121.4% (identified cost $387,808,595)		436,459,408
Other Assets and Liabilities - (21.4)%		(76,919,484)

Total Net Assets - 100.0%		$359,539,924

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.4%

Consumer Discretionary - 13.7%

Auto Parts & Equipment - 0.9%
Autoliv, Inc.	45,100	$2,465,617
Broadcasting & Cable TV - 3.0%
Central European Media Enterprises, Ltd. (1) (2)	46,800	4,978,584
Discovery Holding Co., Class A (1) (2)	132,800	3,478,032

		8,456,616

Computer & Electronics Retail - 0.7%
GameStop Corp. (2)	39,200	1,944,320
Distributors - 0.9%
LKQ Corp. (1) (2)	107,000	2,371,120
Homebuilding - 2.8%
Desarrolladora Homex SAB de CV ADR (1) (2)	47,000	3,275,900
Gafisa S.A. (1)	101,500	4,535,020

		7,810,920

Housewares & Specialties - 1.8%
Tupperware Brands Corp.	129,800	4,971,340
Movies & Entertainment - 1.5%
CTC Media, Inc. (2)	148,400	4,107,712
Restaurants - 1.0%
Burger King Holdings, Inc.	95,700	2,732,235
Tires & Rubber - 1.1%
Goodyear Tire & Rubber Co. (2)	116,100	2,950,101

Total Consumer Discretionary		37,809,981

Consumer Staples - 7.2%

Distillers & Vintners - 2.9%
Central European Distribution Corp. (1) (2)	111,300	7,942,368
Drug Retail - 1.5%
CVS Caremark Corp.	94,100	4,026,539
Packaged Foods & Meats - 1.4%
Perdigao S.A. ADR (1)	32,500	2,135,250
Sadia S.A. ADR (1)	68,133	1,736,710

		3,871,960

Personal Products - 1.4%
Avon Products, Inc.	66,600	2,601,396
Chattem, Inc. (1) (2)	22,000	1,368,620

		3,970,016

Total Consumer Staples		19,810,883

Energy - 17.0%

Oil & Gas-Equipment and Services - 1.1%
IHS, Inc., Class A (2)	50,800	3,025,648
Oil & Gas-Exploration and Production - 15.9%
Atlas America, Inc.	103,100	7,075,753
Berry Petroleum Co. (1)	81,200	4,384,800
Chesapeake Energy Corp. (1)	118,500	6,490,245
Contango Oil & Gas Co. (2)	65,850	5,501,768
Encore Acquisition Co. (2)	41,500	2,771,785
Penn Virginia Corp.	35,100	2,212,002
Petrohawk Energy Corp. (1) (2)	95,500	2,805,790
Quicksilver Resources, Inc. (2)	101,400	3,694,002
St. Mary Land & Exploration Co.	76,900	3,918,824
Ultra Petroleum Corp. (1) (2)	59,200	5,148,624

		44,003,593

Total Energy		47,029,241

Description	Shares	Value
Common Stocks (continued)

Financials - 3.4%

Diversified Banks - 0.7%
Credicorp, Ltd. ADR	24,500	$2,044,770
Multi-Line Insurance - 1.1%
Assurant, Inc.	46,100	3,136,183
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	239,300	4,261,933

Total Financials		9,442,886

Healthcare - 10.8%

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (1) (2)	31,900	2,276,065
BioMarin Pharmaceutical, Inc. (1) (2)	91,100	3,477,287

		5,753,352

Healthcare Equipment - 1.0%
Becton, Dickinson and Co.	32,800	2,769,960
Healthcare Supplies - 1.8%
DENTSPLY International, Inc.	54,100	2,193,214
Inverness Medical Innovations, Inc. (1) (2)	74,500	2,723,720

		4,916,934

Life Sciences Tools & Services - 4.2%
Charles River Laboratories International, Inc. (1) (2)	45,600	2,931,168
Covance, Inc. (2)	33,100	2,713,538
QIAGEN N.V. (1) (2)	103,600	2,062,676
Thermo Fisher Scientific, Inc. (2)	65,400	3,859,908

		11,567,290

Pharmaceuticals - 1.7%
Perrigo Co. (1)	68,600	2,511,446
Teva Pharmaceutical Industries, Ltd. ADR (1)	49,300	2,254,489

		4,765,935

Total Healthcare		29,773,471

Industrials - 17.0%

Aerospace & Defense - 1.7%
Goodrich Corp.	31,400	2,035,034
Precision Castparts Corp.	21,400	2,585,120

		4,620,154

Construction & Engineering - 1.9%
Jacobs Engineering Group, Inc. (2)	22,400	2,123,072
Quanta Services, Inc. (1) (2)	98,500	3,155,940

		5,279,012

Construction & Farm Machinery and Heavy Trucks - 2.0%
AGCO Corp. (2)	56,300	3,402,209
Navistar International Corp. (2)	29,600	2,248,120

		5,650,329

Diversified Commercial & Professional Services - 1.7%
Brink’s Co.	30,800	2,232,384
Dun & Bradstreet Corp.	27,000	2,473,740

		4,706,124

Electrical Components & Equipment - 3.1%
AMETEK, Inc.	50,900	2,611,170
EnerSys (2)	103,500	3,230,235
GrafTech International Ltd. (2)	103,900	2,742,960

		8,584,365

Environmental & Facilities Services - 0.9%
Stericycle, Inc. (2)	45,000	2,623,500
Human Resource & Employment Services - 1.0%
Watson Wyatt Worldwide, Inc.	45,600	2,670,792
Industrial Conglomerates - 2.4%
Textron, Inc.	42,000	2,627,100
Walter Industries, Inc.	42,700	3,981,348

		6,608,448

Industrial Machinery - 2.3%
Harsco Corp.	44,400	2,811,408
SPX Corp.	26,800	3,561,184

		6,372,592

Total Industrials		47,115,316

Information Technology - 14.8%

Application Software - 3.5%
ANSYS, Inc. (1) (2)	51,500	2,435,950
Parametric Technology Corp. (2)	124,000	2,328,720
Solera Holdings, Inc. (2)	85,000	2,317,950
Synopsys, Inc. (2)	107,100	2,822,085

		9,904,705

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment - 1.6%
Ciena Corp. (1) (2)	64,000	$1,955,840
Harris Corp.	37,800	2,486,484

		4,442,324

Data Processing & Outsourced Services - 1.1%
Mastercard, Inc., Class A (1)	9,600	2,963,040
Electronic Equipment Manufacturers - 2.4%
Amphenol Corp., Class A	67,700	3,156,851
FLIR Systems, Inc. (1) (2)	85,600	3,374,352

		6,531,203

Home Entertainment Software - 1.0%
Activision, Inc. (1) (2)	83,500	2,818,125
Internet Software & Services - 1.7%
Equinix, Inc. (2)	50,300	4,803,147
Semiconductor Equipment - 1.0%
Teradyne, Inc. (2)	193,800	2,662,812
Semiconductors - 0.8%
Cypress Semiconductor Corp. (2)	74,800	2,085,424
Systems Software - 1.7%
McAfee, Inc. (2)	61,400	2,225,750
Sybase, Inc. (1) (2)	79,200	2,535,984

		4,761,734

Total Information Technology		40,972,514

Materials - 9.6%

Diversified Chemicals - 1.4%
FMC Corp. (1)	51,000	3,772,980
Fertilizers & Agricultural Chemicals - 2.2%
Agrium, Inc.	16,700	1,459,914
CF Industries Holdings, Inc.	9,800	1,341,620
Syngenta A.G. ADR (1)	56,400	3,456,756

		6,258,290

Industrial Gases - 1.0%
Praxair, Inc.	27,700	2,633,162
Metal & Glass Containers - 2.2%
Greif, Inc.	30,700	2,058,128
Owens-Illinois, Inc. (2)	72,000	4,119,840

		6,177,968

Specialty Chemicals - 1.3%
Nalco Holdings Co.	73,200	1,780,224
Sigma-Aldrich Corp.	32,500	1,909,700

		3,689,924

Steel - 1.5%
Cleveland-Cliffs, Inc.	16,400	1,749,880
Steel Dynamics, Inc.	65,400	2,360,940

		4,110,820

Total Materials		26,643,144

Telecommunication Services - 2.4%

Wireless Telecommunication Services - 2.4%
American Tower Corp. Class A (2)	80,400	3,675,888
Crown Castle International Corp. (2)	67,300	2,859,577

		6,535,465

Total Telecommunication Services		6,535,465

Utilities - 1.5%

Water Utilities - 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	75,300	4,243,155

Total Utilities		4,243,155

Total Common Stocks (identified cost $222,210,435)		269,376,056

Short-Term Investments - 29.1%

Collateral Pool Investment for Securities on Loan - 26.8%
(See Note 2 of the Schedule of Investments)		74,100,688

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement - 2.3%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $6,269,479 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $6,393,894 (at amortized cost)	$6,268,356	$6,268,356

Total Short-Term Investments (identified cost $80,369,044)		80,369,044

Total Investments - 126.5% (identified cost $302,579,479)		349,745,100
Other Assets and Liabilities - (26.5)%		(73,289,322)

Total Net Assets - 100.0%		$276,455,778

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 12.4%

Apparel Retail - 0.5%
Iconix Brand Group, Inc. (1) (2)	103,500	$1,500,750
Apparel, Accessories & Luxury Goods - 1.7%
Fuqi International, Inc. (2)	454,600	5,127,888
Broadcasting & Cable TV - 1.1%
DG FastChannel, Inc. (1) (2)	166,700	3,273,988
Distributors - 0.8%
LKQ Corp. (1) (2)	117,600	2,606,016
Homebuilding - 1.6%
Gafisa S.A. ADR (1)	110,600	4,941,608
Housewares & Specialties - 1.8%
Tupperware Brands Corp.	143,900	5,511,370
Movies & Entertainment - 3.5%
CTC Media, Inc. (2)	165,000	4,567,200
Imax Corp. (1) (2)	482,100	3,485,583
World Wrestling Entertainment, Inc.	167,300	2,785,545

		10,838,328

Restaurants - 0.6%
Einstein Noah Restaurant Group, Inc. (2)	142,200	1,996,488
Specialty Stores - 0.8%
Blockbuster, Inc., Class A (1) (2)	714,200	2,321,150

Total Consumer Discretionary		38,117,586

Consumer Staples - 3.7%

Food Distributors - 2.8%
Central European Distribution Corp. (1) (2)	119,100	8,498,976
Packaged Foods & Meats - 0.4%
TreeHouse Foods, Inc. (2)	50,700	1,324,791
Personal Products - 0.5%
Chattem, Inc. (1) (2)	23,900	1,486,819

Total Consumer Staples		11,310,586

Energy - 15.3%

Oil & Gas-Exploration and Production - 15.3%
Atlas America, Inc.	113,600	7,796,368
Contango Oil & Gas Co. (1) (2)	128,100	10,702,755
Gasco Energy, Inc. (1) (2)	2,581,800	9,810,840
GMX Resources, Inc. (1) (2)	106,700	5,150,409
Petroleum Development Corp. (2)	36,500	2,522,150
Quest Resource Corp. (1) (2)	355,500	3,949,605
TXCO Resources, Inc. (1) (2)	385,500	4,267,485
Westside Energy Corp. (1) (2)	633,500	3,059,805

Total Energy		47,259,417

Financials - 1.5%

Asset Management & Custody Banks - 0.7%
Riskmetrics Group, Inc. (1) (2)	109,700	2,274,081
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp. (2)	125,900	2,480,230

Total Financials		4,754,311

Healthcare - 18.8%

Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (1) (2)	34,100	2,433,035
BioMarin Pharmaceutical, Inc. (1) (2)	95,800	3,656,686
Cepheid, Inc. (1) (2)	118,500	3,118,920
United Therapeutics Corp. (1) (2)	27,700	2,645,627

		11,854,268

Description	Shares	Value
Common Stocks (continued)
Healthcare (continued)

Healthcare Equipment - 5.3%
ABIOMED, Inc. (1) (2)	121,000	$1,788,380
Natus Medical, Inc. (1) (2)	186,500	4,020,940
NuVasive, Inc. (1) (2)	78,000	3,301,740
Vnus Medical Technologies, Inc. (2)	152,600	2,678,130
Wright Medical Group, Inc. (2)	152,900	4,539,601

		16,328,791

Healthcare Facilities - 0.6%
Sun Healthcare Group, Inc. (1) (2)	131,200	1,884,032
Healthcare Services - 0.5%
HMS Holdings Corp. (1) (2)	69,500	1,405,985
Healthcare Supplies - 1.9%
Inverness Medical Innovations, Inc. (1) (2)	83,800	3,063,728
RTI Biologics, Inc. (1) (2)	270,500	2,691,475

		5,755,203

Healthcare Technology - 0.8%
MedAssets, Inc. (1) (2)	142,600	2,546,836
Life Sciences Tools & Services - 2.6%
eResearchTechnology, Inc. (2)	153,100	2,448,069
ICON PLC ADR (2)	42,600	3,003,300
PAREXEL International Corp. (2)	101,800	2,503,262

		7,954,631

Pharmaceuticals - 3.3%
Perrigo Co.	75,500	2,764,055
Questcor Pharmaceuticals, Inc. (1) (2)	851,300	4,333,117
VIVUS, Inc. (1) (2)	444,300	3,039,012

		10,136,184

Total Healthcare		57,865,930

Industrials - 21.7%

Aerospace & Defense - 1.0%
BE Aerospace, Inc. (2)	90,100	3,148,995
Building Products - 1.8%
Ameron International Corp.	49,200	5,641,764
Commercial Printing - 0.9%
Innerworkings, Inc. (1) (2)	213,200	2,735,356
Construction & Engineering - 2.5%
Aecom Technology Corp. (1) (2)	93,600	3,014,856
KHD Humboldt Wedag International, Ltd.	129,900	4,559,490

		7,574,346

Construction & Farm Machinery and Heavy Trucks - 2.9%
Titan International, Inc. (1)	156,500	6,186,445
Titan Machinery, Inc. (1) (2)	123,600	3,003,480

		9,189,925

Diversified Commercial & Professional Services - 1.3%
China Direct, Inc. (1) (2)	433,400	3,865,928
Electrical Components & Equipment - 3.4%
American Superconductor Corp. (1) (2)	108,600	3,831,408
EnerSys (1) (2)	115,800	3,614,118
Polypore International, Inc. (2)	129,200	3,062,040
Ultralife Batteries, Inc. (1) (2)	26,400	333,432

		10,840,998

Environmental & Facilities Services - 2.7%
Clean Harbors, Inc. (1) (2)	53,400	3,793,002
Metalico, Inc. (1) (2)	280,200	4,455,180

		8,248,182

Human Resource & Employment Services - 2.1%
On Assignment, Inc. (2)	417,100	3,478,614
Watson Wyatt Worldwide, Inc.	51,500	3,016,355

		6,494,969

Industrial Conglomerates - 1.1%
Walter Industries, Inc.	34,800	3,244,752
Industrial Machinery - 2.0%
Altra Holdings, Inc. (2)	141,300	2,461,446
Middleby Corp. (1) (2)	64,400	3,676,596

		6,138,042

Total Industrials		67,123,257

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology - 18.2%

Application Software - 3.7%
ANSYS, Inc. (1) (2)	58,500	$2,767,050
Parametric Technology Corp. (2)	137,400	2,580,372
PROS Holdings, Inc. (2)	146,400	1,707,024
Solera Holdings, Inc. (2)	96,600	2,634,282
Tyler Technologies, Inc. (1) (2)	115,800	1,825,008

		11,513,736

Communications Equipment - 1.4%
Ciena Corp. (1) (2)	65,000	1,986,400
Harmonic, Inc. (2)	241,500	2,323,230

		4,309,630

Computer Storage & Peripherals - 0.5%
Netezza Corp. (2)	116,600	1,504,140
Data Processing & Outsourced Services - 1.4%
TNS, Inc. (1) (2)	175,000	4,380,250
Electronic Equipment Manufacturers - 0.5%
MTS Systems Corp.	41,300	1,562,792
Internet Software & Services - 6.6%
Ariba, Inc. (1) (2)	188,100	2,791,404
AsiaInfo Holdings, Inc. (2)	228,400	3,140,500
Equinix, Inc. (1) (2)	56,000	5,347,440
Internet Capital Group, Inc. (2)	342,000	3,440,520
Omniture, Inc. (1) (2)	90,500	2,230,825
Points International, Ltd. (1) (2)	704,600	1,028,716
VistaPrint Ltd. (1) (2)	70,600	2,211,192

		20,190,597
Semiconductor Equipment - 1.0%
Teradyne, Inc. (2)	219,700	3,018,678
Semiconductors - 2.2%
AuthenTec, Inc. (1) (2)	228,800	3,118,544
Cavium Networks, Inc. (1) (2)	142,200	3,705,732

		6,824,276

Systems Software - 0.9%
Commvault Systems, Inc. (2)	154,400	2,703,544

Total Information Technology		56,007,643

Materials - 3.9%

Diversified Metals & Mining - 1.3%
Taseko Mines, Ltd. (2)	761,800	3,717,584
Metal & Glass Containers - 0.7%
Greif, Inc.	34,300	2,299,472
Paper Products - 1.0%
Verso Paper Corp. (2)	311,100	3,067,446
Specialty Chemicals - 0.9%
Balchem Corp.	115,100	2,845,272

Total Materials		11,929,774

Telecommunication Services - 3.1%

Alternative Carriers - 1.3%
Premiere Global Services, Inc. (1) (2)	260,300	3,943,545
Wireless Telecommunication Services - 1.8%
SBA Communications Corp. (1) (2)	86,000	3,200,920
Syniverse Holdings, Inc. (2)	114,900	2,477,244

		5,678,164

Total Telecommunication Services		9,621,709

Total Common Stocks (identified cost $254,349,578)		303,990,213

Short-Term Investments - 43.7%

Collateral Pool Investment for Securities on Loan - 42.2%
(See Note 2 of the Schedule of Investments)		130,353,694

Repurchase Agreement - 1.5%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $4,487,706 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $4,578,378 (at amortized cost)	$4,486,902	4,486,902

Total Short-Term Investments (identified cost $134,840,596)		134,840,596
Total Investments - 142.3% (identified cost $389,190,174)		438,830,809
Other Assets and Liabilities - (42.3)%		(130,454,061)

Total Net Assets - 100.0%		$308,376,748

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Shares	Value
Common Stocks - 97.5%

Australia - 4.6%
ASX, Ltd.	30,986	$1,018,212
Bendigo Bank, Ltd.	6,515	87,926
BHP Billiton, Ltd.	93,602	3,891,718
BlueScope Steel, Ltd.	132,687	1,439,432
Caltex Australian, Ltd.	97,412	1,391,941
CSL, Ltd.	66,700	2,537,324
Incitec Pivot, Ltd.	11,229	1,867,486
Leighton Holdings, Ltd. (1)	71,933	3,664,565
Qantas Airways, Ltd.	546,276	1,811,793
Santos, Ltd. (1)	121,747	2,452,991
Sims Group, Ltd.	18,425	662,159

		20,825,547

Austria - 0.3%
OMV AG	3,946	324,875
Voestalpine AG	14,837	1,236,538

		1,561,413

Belgium - 1.1%
Delhaize Group (1)	24,642	1,853,200
Dexia SA (1)	118,742	2,801,041
KBC GROEP NV	2,447	301,927

		4,956,168

Brazil - 0.5%
Companhia Vale do Rio Doce, ADR	34,900	1,388,322
Itausa - Investimentos Itau SA	1,130	8,163
Net Servicos de Comunicacao SA (2)	68,613	989,647

		2,386,132

Canada - 0.6%
Fording Canadian Coal Trust	9,000	720,000
Gildan Activewear, Inc. (2)	41,400	1,222,917
Magna International, Inc.	1,500	105,722
Petro-Canada	11,500	663,542

		2,712,181

China - 0.1%
Focus Media Holding, Ltd., ADR (2)	13,900	560,031
Cyprus - 0.8%
Bank of Cyprus Public Co., Ltd.	266,400	3,713,487
Denmark - 0.2%
D/S Norden A/S	6,129	765,726
Finland - 1.8%
Fortum Oyj	84,300	4,073,509
Nokia Oyj	148,600	4,283,846

		8,357,355

France - 8.9%
Air France-KLM (1)	44,863	1,199,786
Alstom (1)	28,187	7,105,325
BNP Paribas SA (1)	73,468	7,582,516
Bouygues SA (1)	53,200	4,344,381
Credit Agricole SA (1)	50,138	1,326,817
France Telecom SA (1)	121,899	3,699,012
Groupe DANONE	41,272	3,613,034
LVMH Moet Hennessy Louis Vuitton SA	25,802	3,019,038
PPR	18,675	2,440,504
PSA Peugeot Citroen (1)	28,581	1,778,595
Thomson	17,266	109,864
UbiSoft Entertainment SA (2)	6,897	668,479
Vallourec SA	11,845	3,669,723

		40,557,074

Germany - 14.0%
Bayer AG (1)	52,693	4,672,695

Description	Shares	Value
Common Stocks (continued)

Germany (continued)
Commerzbank AG (1)	150,700	$5,319,703
Daimler AG (1)	37,721	2,870,842
Deutsche Boerse AG (1)	24,361	3,495,481
Deutsche Lufthansa AG (1)	213,780	5,544,244
E.ON AG	2,439	518,932
Fresenius Medical Care AG	56,900	5,005,927
GEA Group AG	142,500	5,549,008
MAN AG (1)	58,379	9,105,924
Metro AG (1)	36,111	2,658,422
MTU Aero Engines Holding AG	1,848	79,868
Norddeutsche Affinerie AG	1,666	80,089
RWE AG	37,909	4,900,391
Salzgitter AG (1)	25,545	5,019,367
SAP AG (1)	57,033	3,151,656
ThyssenKrupp AG	73,291	4,951,994
TUI AG (1)	18,312	484,596

		63,409,139

Greece - 0.0%
Alapis Holding Industrial & Commercial SA	55,944	182,773
Hong Kong - 2.9%
CNOOC, Ltd.	515,000	897,500
Esprit Holdings, Ltd.	12,500	146,081
Hutchison Whampoa, Ltd.	634,000	6,852,715
Kingboard Chemical Holdings, Ltd.	14,500	67,075
Li & Fung, Ltd.	872,000	3,296,301
Pacific Basin Shipping, Ltd.	98,000	169,782
Sun Hung Kai Properties	110,500	1,775,612

		13,205,066

India - 0.8%
Satyam Computer Services, Ltd.	76,500	2,226,150
State Bank of India, GDR	22,000	1,575,200

		3,801,350

Israel - 0.1%
Bank Leumi Le-Israel	50,964	277,727
Italy - 4.5%
Enel SpA (1)	108,225	1,216,480
Eni SpA	31,019	1,263,389
Fiat SpA (1)	300,696	6,699,006
Fondiaria - Sai SpA	3,647	138,157
IFI - Istituto Finanziario Industriale SpA (2)	2,243	63,056
Lottomatica SpA (1)	141,100	4,028,123
Mediolanum SpA (1)	498,400	2,865,050
Pirelli & C. SpA	179,859	149,282
Saipem SpA	89,700	4,119,538

		20,542,081

Japan - 20.8%
AISIN SEIKI Co., Ltd.	58,800	2,058,167
Alpine Electronics, Inc.	3,800	48,735
ARDEPRO Co., Ltd.	265	29,361
Asahi Glass Co., Ltd.	126,000	1,658,964
Bank of Kyoto, Ltd.	12,000	144,792
BROTHER INDUSTRIES, Ltd.	12,103	174,622
Canon, Inc.	39,450	2,129,297
Chiba Bank, Ltd.	39,000	292,260
Chugoku Bank, Ltd.	5,000	78,306
Credit Saison Co., Ltd.	154,020	3,645,228
DAIHATSU MOTOR Co., Ltd.	55,000	617,720
DAIICHI SANKYO Co., Ltd.	68,162	1,923,562
FamilyMart Co., Ltd.	3,400	124,493
FUJITSU, Ltd.	45,000	364,542
Hachijuni Bank, Ltd.	13,000	90,021
Haseko Corp.	624,500	1,007,067
Hitachi Construction Machinery Co., Ltd.	481,000	3,458,528
HOYA Corp.	84,200	2,340,220
INPEX Holdings, Inc.	212	2,674,635
ITOCHU Corp.	49,000	567,065
Iyo Bank, Ltd.	7,000	87,317
JAPAN TOBACCO, Inc.	505	2,452,666

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
JOINT Corp.	15,100	$116,022
K.K. DaVinci Advisors (2)	50	37,042
Kawasaki Kisen Kaisha, Ltd.	99,000	1,094,052
KOITO MANUFACTURING Co., Ltd.	10,000	142,573
KOMATSU, Ltd.	70,300	2,227,300
KONICA MINOLTA HOLDINGS, Inc.	166,000	3,097,344
LEOPALACE21 Corp.	34,700	554,634
Makita Corp.	11,400	480,137
Marubeni Corp.	486,000	4,333,523
Matsushita Electric Industrial Co., Ltd.	19,000	432,555
Mitsubishi Materials Corp.	84,000	402,390
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,520	70,939
MITSUI & Co., Ltd.	145,000	3,555,540
Mitsui O.S.K. Lines, Ltd.	132,000	1,992,146
Mitsui Trust Holdings, Inc.	421,000	2,995,162
MITSUMI ELECTRIC Co., Ltd.	16,400	476,039
Mizuho Financial Group, Inc.	718	3,773,212
Mizuho Trust & Banking Co., Ltd.	436,000	818,896
NEC Corp.	78,000	414,343
NIKON Corp.	72,000	2,294,821
Nintendo Co., Ltd.	18,900	10,398,406
Nippon Metal Industry Co., Ltd.	17,000	58,376
NIPPON OIL Corp.	283,000	2,045,589
NIPPON TELEGRAPH & TELEPHONE Corp.	294	1,427,888
Nippon Yakin Kogyo Co., Ltd.	103,500	745,176
NISHIMATSUYA CHAIN Co., Ltd. (1)	69,665	822,076
Nisshin Steel Co., Ltd.	158,000	611,497
Nitori Co., Ltd.	44,600	2,335,344
Oki Electric Industry Co., Ltd.	26,000	45,627
Pacific Metals Co., Ltd.	35,000	303,785
PIONEER Corp.	29,100	252,023
ROUND ONE Corp.	41	50,171
SANYO ELECTRIC Co., Ltd. (2)	82,000	209,239
Sapporo Hokuyo Holdings, Inc.	11	85,667
Sasebo Heavy Industries Co., Ltd.	26,000	92,241
Seiko Epson Corp.	24,400	595,997
SHINWA KAIUN KAISHA, Ltd.	9,000	59,334
SKY Perfect JSAT Corp.	271	127,762
Sojitz Corp.	274,200	1,045,612
Sumikin Bussan Corp.	26,000	110,491
Sumitomo Metal Industries, Ltd.	465,000	2,218,697
Sumitomo Metal Mining Co., Ltd.	105,000	1,761,952
Sumitomo Mitsui Financial Group, Inc.	615	5,291,264
Sun Frontier Fudousan Co., Ltd.	56	55,777
SUZUKI MOTOR Corp.	7,300	202,201
TAKEFUJI Corp.	7,520	142,596
Tohoku Electric Power Co., Inc.	2,900	62,170
TOKAI RIKA Co., Ltd.	8,400	199,602
TOKYO TEKKO Co., Ltd.	4,000	15,139
TOYODA GOSEI Co., Ltd.	6,500	209,638
TOYOTA BOSHOKU Corp.	77	2,082
Toyota Motor Corp.	94,600	4,818,839
Urban Corp.	59,300	326,257
Yamaha Motor Co., Ltd.	97,400	1,981,816
YAMATO KOGYO Co., Ltd.	4,100	205,350

		94,191,919

Luxembourg - 1.2%
Acergy SA	208,381	5,410,001
Malaysia - 0.2%
Resorts World Berhad	710,525	714,911
Mexico - 0.8%
Cemex SAB de CV (2)	32,315	92,094
Grupo Financiero Banorte SAB de CV	28,900	140,304
Grupo Mexico SAB de CV	114,773	859,710
Grupo Televisa SA	36,900	966,780
Mexichem SA de CV	15,300	131,966
Telefonos de Mexico SA de CV	639,100	1,321,588

		3,512,442

Description	Shares	Value
Common Stocks (continued)

Netherlands - 4.0%
Aegon NV	1	$15
Draka Holding NV	1,232	47,591
Heineken NV	64,538	3,792,295
ING Groep NV (1)	231,191	8,826,431
Koninklijke Ahold NV	40,535	606,344
Koninklijke (Royal) Philips Electronics NV (1)	120,021	4,608,314
Oce NV	10,658	150,225
SNS Reaal	4,100	94,339

		18,125,554

New Zealand - 0.0%
Fletcher Building, Ltd.	4,263	26,722
Norway - 0.5%
Cermaq ASA	5,051	64,825
Norsk Hydro ASA	43,200	685,634
Petroleum Geo-Services ASA	46,400	1,366,016

		2,116,475

Russian Federation - 2.5%
Gazprom	42,900	2,591,160
GMK Norilsk Nickel, ADR	35,140	1,033,467
LUKOIL, ADR	70,108	7,764,461

		11,389,088

Singapore - 0.3%
Golden Agri-Resources, Ltd.	112,000	88,840
Jardine Cycle & Carriage, Ltd.	33,000	397,003
Neptune Orient Lines, Ltd.	222,000	661,981

		1,147,824

South Africa - 0.2%
Massmart Holdings, Ltd.	111,500	1,025,579
South Korea - 2.2%
Honam Petrochemical Corp.	1,946	166,630
Kookmin Bank, ADR	38,700	2,416,815
KT Corp.	22,360	1,001,810
LG Electronics, Inc.	6,856	951,806
Samsung Electronics Co., Ltd.	6,830	4,913,383
Samsung SDI Co., Ltd	6,797	525,917

		9,976,361

Spain - 1.4%
Banco Santander SA (1)	103,759	2,161,454
Criteria Caixacorp SA	11,621	79,911
Telefonica SA	142,600	4,093,130

		6,334,495

Sweden - 2.5%
Alfa Laval AB	2,550	178,698
Electrolux AB (1)	149,000	2,147,904
Elekta AB, Class B (1)	204,000	3,663,195
JM AB	27,600	481,810
Kinnevik Investment AB, Class B	9,800	213,541
NCC AB, Class B	1,200	22,748
Scania AB, Class B	16,300	321,219
Scania AB, Class B Red. (2)	16,300	20,292
Skandinaviska Enskilda Banken AB, Class A	46,600	1,056,179
Volvo AB, Class B (1)	194,200	3,074,577

		11,180,163

Switzerland - 5.1%
Galenica AG	1,202	427,865
Julius Baer Holding, Ltd.	60,584	4,958,326
Meyer Burger Technology AG (2)	262	82,955
Nestle SA (1)	10,210	5,020,509
Nobel Biocare Holding AG	6,924	273,040
Roche Holding AG	19,996	3,447,619
Zurich Financial Services AG	29,850	8,756,668

		22,966,982

Taiwan - 0.3%
Chi Mei Optoelectronics Corp.	374,000	509,911
Compal Electronics, Inc.	111,000	123,406
Hon Hai Precision Industry Co., Ltd. (Foxconn)	151,000	854,286

		1,487,603

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Turkey - 0.6%
Akbank TAS	377,300	$1,671,661
Dogan Sirketler Grubu Holding AS (2)	604,440	709,181
Eregli Demir ve Celik Fabrikalari AS	39,475	252,630
Koc Holding AS (2)	1	1
Tupras-Turkiye Petrol Rafinerileri AS	10,375	259,630
Turkcell Iletisim Hizmetleri	1	6

		2,893,109

United Kingdom - 13.7%
3i Group PLC	67,744	1,188,289
Antofagasta PLC	377,265	5,152,801
AstraZeneca PLC	156,479	6,834,823
BG Group PLC	111,467	2,795,391
BHP Billiton PLC	26,323	998,022
British Land Co. PLC	50,924	808,012
BT Group PLC	1,132,543	4,980,469
Capita Group PLC	37,170	498,107
Drax Group PLC	14,385	192,913
GAME GROUP PLC	14,268	79,915
IG Group Holdings PLC	14,395	108,999
IMI PLC	22,232	225,922
Imperial Tobacco Group PLC	87,301	3,501,925
Kazakhmys PLC	23,633	791,167
Keller Group PLC	2,605	34,264
Land Securities Group PLC	38,983	1,090,367
Lonmin PLC	47,142	3,227,337
National Grid PLC	185,815	2,745,884
Next PLC	12,774	292,767
Petrofac, Ltd.	13,317	165,005
Prudential PLC	352,445	4,642,753
Royal Dutch Shell PLC, Class A	259,428	11,076,939
Shire, Ltd.	79,038	1,348,037
Smith & Nephew PLC	395,400	4,241,288
Stagecoach Group PLC	40,935	188,125
Thomas Cook Group PLC	33,894	166,173
WPP Group PLC	53,587	649,110
Xstrata PLC	49,104	3,880,105

		61,904,909

Total Common Stocks (identified cost $394,969,825)		442,217,387

Rights - 0.1%

United Kingdom - 0.1%
Imperial Tobacco Group PLC (2)	29,450	291,688

Total Rights (identified cost $390,876)		291,688

Short-Term Investments - 19.9%

Collateral Pool Investment for Securities on Loan - 19.8%
(See Note 2 of the Schedule of Investments)		89,803,580

Repurchase Agreement - 0.1%
Agreement with State Street Bank & Trust, 2.030%, dated 5/30/2008, to be repurchased at $340,916 on 6/2/2008, collateralized by U.S. Government Agency Obligation with a maturity of 2/13/2009, with a market value of $348,019 (at amortized cost)	$340,859	340,859

Total Short-Term Investments (identified cost $90,144,439)		90,144,439

Total Investments - 117.5% (identified cost $485,505,140)		532,653,514
Other Assets and Liabilities - (17.5)%		(79,347,903)

Total Net Assets - 100.0%		$453,305,611

International Stock Fund

Industry Division

May 31, 2008

(Unaudited)

Industry	Market Value	% of Total Net Assets
Advertising	$560,031	0.1%
Aerospace/Defense	79,868	0.0
Agriculture	6,335,118	1.4
Airlines	8,555,823	1.9
Apparel	1,368,997	0.3
Automobiles	20,195,777	4.5
Banks	47,426,814	10.5
Beverages	3,792,295	0.8
Biotechnology	2,537,324	0.6
Building Materials	1,777,781	0.4
Chemicals	6,905,853	1.5
Coal	720,000	0.2
Commercial Services	535,150	0.1
Computers	487,948	0.1
Cosmetics	1,575,200	0.3
Distribution/Wholesale	13,305,535	2.9
Diversified Financial Services	8,915,210	2.0
Electronics	28,281,096	6.2
Engineering & Construction	8,547,767	1.9
Entertainment	4,028,123	0.9
Food & Staple Retailing	13,816,334	3.0
Health Care	13,183,450	2.9
Holding Companies	16,201,163	3.6
Home Builders	1,007,067	0.2
Home Furnishings	2,991,082	0.7
Insurance	25,229,075	5.6
Iron and Steel	16,754,197	3.7
Leisure Time	3,397,666	0.7
Machinery	22,076,218	4.9
Media	2,733,300	0.6
Metals & Mining	28,788,382	6.4
Miscellaneous Manufacturing	5,796,784	1.3
Office & Business Equipment	2,875,520	0.6
Oil & Gas	47,262,602	10.4
Pharmaceuticals	14,164,679	3.1
Real Estate	2,857,662	0.6
REITS	1,898,378	0.4
Retail	7,120,678	1.6
Semiconductor Equipment & Products	4,913,383	1.1
Shipbuilding	92,241	0.0
Software	6,046,286	1.3
Telecommunications	20,853,378	4.6
Toys	10,398,406	2.3
Transportation	4,931,145	1.1
Venture Capital	1,188,289	0.3

Total Common Stocks & Rights	442,509,075	97.6
Collateral Pool Investment for Securities on Loan	89,803,580	19.8
Repurchase Agreement	340,859	0.1

Total Investments	532,653,514	117.5
Other Assets & Liabilities	(79,347,903)	(17.5)

Total Net Assets	$453,305,611	100.0%

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Asset - Backed Securities - 1.7%

Other Financial - 1.7%
Capital Auto Receivables Asset Trust, Class A3A, (Series 2008-2), 4.680%, 10/15/2012	$2,000,000	$1,994,790
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	3,000,000	3,046,206

Total Asset - Backed Securities (identified cost $4,999,492)		5,040,996

Collateralized Mortgage Obligations - 23.4%

Federal National Mortgage Association - 1.0%
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	3,000,000	2,989,701
Other Financial - 22.4%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	2,794,449
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW18), 6.084%, 6/11/2050 (4)	2,000,000	1,882,238
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.892%, 7/25/2037 (4)	5,154,567	4,907,210
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.095%, 12/10/2049 (4)	3,000,000	3,032,226
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,463,203	1,383,425
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	2,874,008	2,423,869
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	2,784,045
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	2,000,000	1,816,112
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11). 5.867%, 12/10/2049 (4)	3,000,000	2,775,876
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 2.593%, 6/25/2037 (4)	5,267,356	3,855,372
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 2.889%, 7/15/2019 (4) (6) (7)	2,649,825	2,563,542
JP Morgan Chase Commercial Mortgage Securities Corp., ClassA2, (Series 2008-C2) 5.855%, 2/12/2051	3,000,000	2,998,965
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.627%, 5/25/2036 (4)	1,978,101	1,944,703
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.703%, 4/25/2037 (4)	1,498,628	1,475,957
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	4,579,759	4,373,033
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 2.814%, 6/15/2022 (4) (6) (7)	4,472,955	4,259,457
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	1,951,828
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.613%, 5/12/2039 (4)	2,425,000	2,460,318
Merrill Lynch Mortgage Trust, Class A3, (Series 2006-C1), 5.658%, 5/12/2039 (4)	2,000,000	2,009,618
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	2,000,000	1,973,216
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	3,000,000	3,003,912
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 2.503%, 5/25/2037 (4)	2,101,995	1,907,879
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	2,944,000	2,710,488
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	3,255,797	3,212,560
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	1,884,312	1,847,867

		66,348,165

Total Collateralized Mortgage Obligations (identified cost $72,424,432)		69,337,866

Corporate Bonds & Notes - 30.5%

Banks - 4.7%
Bank of America Corp., 8.000%, 12/29/2049 (4)	2,000,000	1,985,114

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Bank of America Corp., (Series MTN), 4.900%, 5/1/2013 (1)	$5,000,000	$4,938,895
Royal Bank of Scotland Group PLC, (Series 144A), 6.990%, 10/29/2049 (4) (6) (7)	2,000,000	1,853,808
Wells Fargo Capital XIII, (Series GMTN), 7.700%, 12/29/2049 (4)	5,000,000	5,016,455

		13,794,272
Basic Materials - 2.3%
ArcelorMittal, (Series 144A), 5.375%, 6/1/2013 (6) (7)	3,000,000	2,955,840
ArcelorMittal, (Series 144A), 6.125%, 6/1/2018 (6)	4,000,000	3,904,728

		6,860,568
Broker/Dealers - 8.4%
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	1,979,870
Citigroup, Inc., 8.400%, 4/29/2049 (4)	3,000,000	2,977,620
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	3,000,000	3,020,286
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	4,000,000	3,764,672
JP Morgan Chase & Co., 6.400%, 5/15/2038	2,000,000	1,929,110
Lehman Brothers Holdings, 6.875%, 7/17/2037	3,000,000	2,597,886
Lehman Brothers Holdings, (Series MTN), 5.625%, 1/24/2013	3,000,000	2,857,482
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	3,000,000	2,912,055
Morgan Stanley, Inc., 3.875%, 1/15/2009 (1)	3,000,000	2,997,417

		25,036,398
Construction Equipment - 0.9%
CRH America, Inc., 6.000%, 9/30/2016 (1)	3,000,000	2,799,381
Electric Utilities - 2.0%
Appalachian Power Co., 7.000%, 4/1/2038	3,000,000	2,947,290
E. ON International Finance BV, 5.800%, 4/30/2018 (6) (7)	3,000,000	2,957,238

		5,904,528
Financial Services - 2.9%
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	2,000,000	1,851,864
General Electric Capital Corp., 5.625%, 5/1/2018	2,000,000	1,979,376
General Electric Capital Corp., 5.875%, 1/14/2038	3,000,000	2,734,632
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	2,000,756

		8,566,628
Insurance - 3.9%
Genworth Life Institutional Funding Trust, (Series MTN), 5.875%, 5/3/2013 (6) (7)	3,000,000	2,980,635
Principal Life Income Funding Trusts, (Series MTN), 5.300%, 4/24/2013	3,000,000	2,994,321
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	3,537,948
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	1,976,488

		11,489,392
Media - 0.7%
Comcast Corp., 6.950%, 8/15/2037 (1)	2,000,000	2,031,954
Medical-Drugs - 1.0%
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	3,000,000	2,972,118
Real Estate Investment Trusts - 1.7%
iStar Financial, Inc., 8.625%, 6/1/2013	5,000,000	4,948,670
Technology and Communications - 0.7%
Oracle Corp., 5.750%, 4/15/2018 (1)	2,000,000	1,991,624
Telecommunication Services - 1.3%
AT&T, Inc., 6.300%, 1/15/2038 (1)	2,000,000	1,926,722
Verizon Communications, Inc., 6.900%, 4/15/2038	2,000,000	2,085,124

		4,011,846

Total Corporate Bonds & Notes (identified cost $92,012,199)		90,407,379

Government Agencies - 5.5%

Federal Home Loan Mortgage Corporation - 4.5%
3.375%, 4/15/2009	5,000,000	5,030,610
4.625%, 12/19/2008	3,000,000	3,034,149
4.875%, 2/17/2009	5,000,000	5,079,465

		13,144,224
Federal National Mortgage Association - 1.0%
4.875%, 4/15/2009	3,000,000	3,056,763

Description	Principal Amount	Value
Government Agencies (continued)

Total Government Agencies (identified cost $15,890,920)		$16,200,987

Mortgage-Backed Securities - 24.9%

Federal Home Loan Mortgage Corporation - 1.2%
5.000%, 11/1/2035 (1)	$3,606,318	3,492,268
Federal National Mortgage Association - 23.7%
5.000%, 7/1/2022 (1)	5,439,113	5,416,475
5.000%, 1/1/2037 (1)	9,459,785	9,151,756
5.500%, 5/1/2037 (1)	15,678,780	15,586,275
5.500%, 7/14/2038 (5)	30,000,000	29,714,070
6.500%, 9/1/2037 (1)	1,800,136	1,857,966
6.500%, 9/1/2037 (1)	4,502,429	4,647,070
6.500%, 11/1/2037 (1)	1,771,756	1,817,965
6.500%, 1/1/2038	1,900,501	1,961,745

		70,153,322

Total Mortgage - Backed Securities (identified cost $72,355,779)		73,645,590

U.S. Treasury Bonds & Notes - 19.5%
3.125%, 4/30/2013 (1)	20,000,000	19,756,260
3.500%, 2/15/2018 (1)	10,000,000	9,558,600
3.875%, 5/15/2018 (1)	10,000,000	9,863,290
4.375%, 2/15/2038 (1)	5,000,000	4,739,845
4.750%, 5/15/2014 (1)	5,000,000	5,329,690
4.875%, 4/30/2011 (1)	8,000,000	8,444,376

Total U.S. Treasury Bonds & Notes (identified cost $57,319,752)		57,692,061

Short-Term Investments - 42.9%

Collateral Pool Investment for Securities on Loan - 39.5%
(See Note 2 of the Schedule of Investments)		117,091,112

Repurchase Agreement - 3.4%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $9,948,661 on 6/2/2008, collateralized by a U.S. Government Agency Obligations with various maturities to 10/15/2029, with a market value of $10,196,900 (at amortized cost)	9,946,879	9,946,879

Total Short-Term Investments
(identified cost $127,037,991)		127,037,991

Total Investments - 148.4%
(identified cost $442,040,565)		439,362,870
Other Assets and Liabilities - (48.4)%		(143,293,258)

Total Net Assets - 100.0%		$296,069,612

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.5%

Federal Home Loan Mortgage Corporation - 0.1%
2.653%, 8/25/2031, (Series T-32-A1) (4)	$829,692	$806,761

Other Financial - 1.4%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	5,000,000	5,077,009
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 2.633%, 4/25/2037 (4) (6) (7)	3,736,316	3,559,850
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	866,111	867,619
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	53,259	53,259

		9,557,737

Total Asset-Backed Securities (identified cost $10,486,680)		10,364,498

Collateralized Mortgage Obligations - 30.2%

Federal Home Loan Mortgage Corporation - 3.8%
2.864%, 6/15/2025, (Series 2993-TF) (4)	8,089,450	7,970,714
5.000%, 10/15/2029, (Series 2745-AY)	5,000,000	5,006,485
5.000%, 10/15/2031, REMIC (Series 2543-LN)	3,265,798	3,292,166
5.000%, 5/15/2033, REMIC (Series 2791-BL)	2,007,562	1,990,342
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	351,202	347,135
5.000%, 4/15/2035, REMIC (Series 2963-ED)	1,311,122	1,221,412
5.500%, 10/15/2035, (Series 3058-WC)	2,068,245	2,087,668
6.000%, 6/15/2037, (Series 3333-W)	4,456,404	4,404,634

		26,320,556
Federal National Mortgage Association - 2.0%
2.643%, 1/25/2031, REMIC (Series 2001-25-FA) (4)	1,974,098	1,966,829
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	393,938	379,638
5.000%, 10/25/2016, REMIC (Series 2003-16-PD)	5,000,000	5,065,905
5.500%, 8/25/2034, (Series 2005-123-PE) (1)	5,407,000	5,388,438
5.500%, 11/25/2035, (Series 2005-100-DA)	1,311,772	1,315,989

		14,116,799

Other Financial - 24.4%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.759%, 5/20/2036 (4)	6,956,759	6,617,200
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	6,000,000	5,588,898
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.892%, 7/25/2037 (4)	8,590,945	8,178,683
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.095%, 12/10/2049 (4)	3,000,000	3,032,226
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,463,203	1,383,425
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	6,706,018	5,655,694
Countrywide Home Loans, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	896,285	894,510
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 2.614%, 10/15/2021 (4) (6) (7)	1,882,281	1,800,470
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,568,090
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 2.814%, 11/5/2021 (4) (6) (7)	1,534,222	1,439,280
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	4,540,280
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	9,000,000	8,327,628
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	5,459,946
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 2.593%, 6/25/2037 (4)	14,046,282	10,280,993

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 2.889%, 7/15/2019 (4) (6) (7)	$2,649,825	$2,563,542
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.703%, 4/25/2037 (4)	8,991,771	8,855,743
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	11,323,112	10,811,998
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.052%, 4/25/2037 (4)	5,126,723	5,000,221
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.802%, 4/25/2037 (4)	7,690,084	7,455,190
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 2.814%, 6/15/2022 (4) (6) (7)	7,156,729	6,815,131
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	14,503,059
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	5,000,000	4,879,570
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.613%, 5/12/2039 (4)	3,000,000	3,043,692
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	4,000,000	3,946,432
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	4,000,000	4,005,216
Morgan Stanley Capital, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	4,914,115
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,948,663	1,452,432
Structured Asset Securities Corporation, Class 2A, (Series 2003-21), 5.250%, 8/25/2033	3,908,775	3,730,082
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 2.493%, 3/25/2037 (4)	6,672,889	6,249,480
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	6,000,000	5,524,092
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	4,792,534	4,728,889
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	3,140,520	3,079,779

		170,325,986

Total Collateralized Mortgage Obligations (identified cost $222,432,381)		210,763,341

Corporate Bonds & Notes - 1.2%

Broker/Dealers - 0.6%
Bear Stearns Co., Inc., 3.063%, 2/1/2012 (4)	4,000,000	3,845,924
Financial Services - 0.3%
SLM Corp., (Series MTNA), 3.060%, 7/27/2009 (4)	2,500,000	2,348,415
Insurance - 0.3%
HSB Capital I, Company Guarantee, (Series B), 3.623%, 7/15/2027 (4)	3,000,000	2,182,518

Total Corporate Bonds & Notes (identified cost $9,468,950)		8,376,857

Government Agencies - 2.9%

Federal Home Loan Mortgage Corporation - 1.4%
3.375%, 4/15/2009	10,000,000	10,061,220
Federal National Mortgage Association - 1.5%
4.875%, 4/15/2009	10,000,000	10,189,210

Total Government Agencies (identified cost $19,808,375)		20,250,430

Mortgage-Backed Securities - 64.0%

Federal Home Loan Mortgage Corporation - 3.8%
5.000%, 8/1/2014	2,503,001	2,504,738
5.000%, 5/1/2021	3,257,788	3,247,976
5.000%, 10/1/2033	3,028,829	2,938,721
5.000%, 11/1/2035 (1)	9,917,373	9,603,737
5.500%, 11/1/2018	3,296,380	3,349,547
5.500%, 10/1/2021	3,633,674	3,674,919
6.500%, 9/1/2016	186,418	193,583
7.000%, 11/1/2009	16,277	16,695
7.500%, 9/1/2013	72,053	78,107
7.500%, 4/1/2024	230,031	249,041
7.500%, 4/1/2027	126,036	136,461
8.000%, 8/1/2030	149,604	161,892
8.500%, 9/1/2024	120,957	133,749
9.000%, 6/1/2019	187,317	204,476
9.500%, 2/1/2025	116,529	128,788

		26,622,430

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association - 58.3%
5.000%, 5/1/2018	$2,172,387	$2,174,670
5.000%, 5/1/2020	4,138,505	4,120,866
5.000%, 7/1/2035	4,245,908	4,106,324
5.000%, 2/1/2036	5,799,738	5,609,072
5.000%, 12/1/2036 (1)	31,128,214	30,104,874
5.500%, 8/1/2021 (1)	14,658,158	14,833,880
5.500%, 1/1/2023	2,421,607	2,430,199
5.500%, 10/1/2024	2,805,183	2,811,115
5.500%, 2/1/2033	1,597,487	1,592,894
5.500%, 6/1/2035	4,922,197	4,892,664
5.500%, 8/1/2036	3,239,477	3,220,040
5.500%, 11/1/2036 (1)	24,375,940	24,237,314
5.500%, 12/1/2036 (1)	17,230,231	17,132,243
5.500%, 1/1/2037 (1)	1,717,401	1,707,634
5.500%, 5/1/2037 (1)	27,668,434	27,505,191
5.500%, 7/1/2037 (1)	72,026,311	71,594,152
5.500%, 8/1/2037 (1)	9,666,212	9,608,214
5.500%, 8/1/2037 (1)	18,120,227	18,011,505
5.500%, 7/14/2038 (5)	120,000,000	118,856,279
6.000%, 9/1/2013	750,814	773,998
6.000%, 10/1/2016	510,635	525,764
6.000%, 9/1/2021 (1)	4,616,406	4,743,085
6.000%, 1/1/2036 (1)	1,828,493	1,858,377
6.500%, 9/1/2016	340,673	354,375
6.500%, 9/1/2016	667,965	694,831
6.500%, 8/1/2030	3,646,164	3,797,480
6.500%, 12/1/2031	219,096	227,984
6.500%, 9/1/2037 (1)	18,009,717	18,588,279
6.500%, 11/1/2037 (1)	3,543,513	3,635,931
6.500%, 1/1/2038	3,801,002	3,923,489
7.000%, 12/1/2010	34,674	34,774
7.000%, 3/1/2029	309,707	328,621
7.000%, 7/1/2029	813,952	863,661
7.000%, 2/1/2030	716,669	760,437
7.500%, 12/1/2009	125,549	127,051
7.500%, 10/1/2030	128,082	137,939
8.000%, 10/1/2028	1,249,788	1,358,456
8.000%, 4/1/2030	227,183	245,561

		407,529,223
Government National Mortgage Association - 1.9%
5.000%, 4/15/2034	1,911,853	1,869,075
5.500%, 9/15/2033 (1)	4,687,448	4,703,413
6.000%, 12/20/2033 (1)	5,077,961	5,181,389
6.500%, 9/15/2032	806,413	836,830
7.000%, 6/15/2029	203,410	217,917
7.000%, 8/15/2031	191,663	205,088
8.500%, 6/15/2010	92,329	93,599
9.000%, 11/15/2009	62,594	62,830
9.000%, 1/15/2010	41,760	41,970
9.500%, 10/15/2024	80,114	88,800

		13,300,911

Total Mortgage - Backed Securities (identified cost $441,924,789)		447,452,564

U.S. Treasury Bonds & Notes - 11.2%
3.125%, 4/30/2013 (1)	40,000,000	39,512,520
3.500%, 2/15/2018 (1)	20,000,000	19,117,200
3.875%, 5/15/2018 (1)	20,000,000	19,726,580

Total U.S. Treasury Bonds & Notes (identified cost $79,274,944)		78,356,300

Short-Term Investments - 56.1%

Collateral Pool Investment for Securities on Loan - 50.3%
(See Note 2 of the Schedule of Investments)		351,285,433

Description	Principal Amount	Value
Short-Term Investments (continued)

Federal Home Loan Mortgage Corporation - 3.6%
1.900%, 6/2/2008 (11)	$25,000,000	$24,998,681

Repurchase Agreement - 2.2%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $15,255,753 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $15,558,840 (at amortized cost)	15,253,020	15,253,020

Total Short-Term Investments (identified cost $391,537,134)		391,537,134

Total Investments - 167.1% (identified cost $1,174,933,253)		1,167,101,124
Other Assets and Liabilities - (67.1)%		(468,588,528)

Total Net Assets - 100.0%		$698,512,596

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals - 93.9%

Alaska - 2.3%
Alaska Housing Finance Corporation, (Series 1997 A-1), Mortgage Revenue Bonds, 5.350%, (MBIA Insurance Corp.), 12/1/2013 AAA/Aaa; Call Date 12/1/2009	$955,000	$961,886
Alaska Housing Finance Corporation, (Series 1997 A-1), Mortgage Revenue Bonds, 5.500%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.531%), 12/1/2017 AAA/Aaa; Call Date 12/1/2009	1,000,000	1,007,670

		1,969,556
Arizona - 5.1%
City of Phoenix, AZ, Civic Improvement Corporation, Civic Plaza Expansion Project, State of Arizona Distribution Revenue Bonds, (Series 2005 B), 0.000%, (Original Issue Yield: 4.72%), 7/1/2041 AAA/A1	1,500,000	1,199,805
City of Scottsdale, AZ, Industrial Development Authority, Scottsdale Healthcare, Hospital Revenue Refunding Bonds, (Series 2008 A), 5.250%, (Original Issue Yield: 5.52%), 9/1/2030 BBB+/A3; Call Date 9/1/2013	200,000	195,618
Maricopa County, AZ, Industrial Development Authority, Catholic Healthcare West Project, (Series 1998 A), Health Facility Revenue Bonds, 5.000%, (Original Issue Yield: 5.25%), 7/1/2016 A/A2; Call Date 7/1/2008	100,000	101,038
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	700,000	757,554
Maricopa County, AZ, Sun Health Corporation Hospital Revenue Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.46%), 4/1/2016 BBB/Baa1; Call Date 4/1/2015	550,000	556,303
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AA/Aa3	500,000	552,190
Pima County, AZ, Industrial Development Authority, Valley Academy Project, Education Revenue Bonds, (Series 2008), 6.375%, (Original Issue Yield: 6.373%), 7/1/2028 NR/Baa3; Call Date 7/1/2018	335,000	338,574
Tempe, AZ, (Series 2007), Excise Tax Revenue Refunding Obligations, 4.500%, (Original Issue Yield: 4.31%), 7/1/2021 AAA/Aa2; Call date 7/1/2017	100,000	101,939
Vistancia Community Facilities District, Peoria, AZ, GO UT Bonds, 5.500%, (Original Issue Yield: 5.40%), 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	500,550

		4,303,571
California - 11.8%
ABC Unified School District, CA, Los Angeles County, (Series 2003 A), GO UT Refunding Bonds, 5.000%, (MBIA Insurance Corp.), 2/1/2021 AAA/Aaa	900,000	887,498
California Pollution Control Financing Authority, Pacific Gas and Electric Company, (Series 2004 A), Pollution Control Refunding Revenue Bonds, 4.750%, (FGIC)/(Original Issue Yield: 4.75%), 12/1/23 AA/A3; Call Date 6/1/2017 (9)	220,000	196,713
California Pollution Control Financing Authority, USA Waste Services, Inc. Project, Solid Waste Disposal Refunding Revenue Bonds, (Series 1998 A), 4.500%, (Original Issue Yield: 4.50%), 6/1/2018 BBB/NR; Call Date 6/1/2010 (9)	500,000	500,000
California Pollution Control Financing Authority, USA Waste Services, Inc. Project, Solid Waste Disposal Refunding Revenue Bonds, (Series 1998 B), 4.000%, (Original Issue Yield: 4.00%), 6/1/2018 BBB/NR; Call Date 6/1/2010	500,000	500,000
California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, (Series 2006 A), 5.000%, (Original Issue Yield: 4.61%), 8/15/2021 A+/A1; Call Date 8/15/2016	130,000	133,063
City of Los Angeles, CA, Harbor Department Refunding Revenue Bonds, (Series 2001 B), 5.500%, (Ambac Ins.)/(Original Issue Yield: 5.27%), 8/1/2019 AAA/Aaa; Call Date: 8/1/2011 (9)	220,000	228,298
Fresno Unified School District, CA, Fresno County, (Series 1999 C), GO UT Refunding Bonds, 5.800%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.37%), 2/1/2014 AAA/Aaa	125,000	135,955
Fresno Unified School District, CA, Fresno County, (Series 2002 A C), GO UT Refunding Bonds, 6.000%, (MBIA Insurance Corp.), 8/1/2026 AAA/Aaa	1,500,000	1,614,914
Fresno Unified School District, CA, Fresno County, (Series 2002 A), GO UT Refunding Bonds, 5.300%, (MBIA Insurance Corp.), 8/1/2014 AAA/Aaa	100,000	106,259
Fresno Unified School District, CA, Fresno County, (Series 2004 B), GO UT Refunding Bonds, 4.600%, (MBIA Insurance Corp.), 2/1/2016 AAA/Aaa	400,000	403,836

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Oxnard School District, CA, Ventura County, (Series 2001 A), GO UT Refunding Bonds, 5.750%, (MBIA Insurance Corp.), 8/1/2022 AAA/Aaa; Call Date 2/1/2022	$615,000	$654,053
Pleasant Valley School District, CA, Ventura County, GO UT Refunding Bonds, (Series 2002 A), 5.850%, (MBIA Insurance Corp.), 2/1/2020 AA/Aaa	50,000	53,262
Pomona Unified School District, CA, Los Angeles County, GO UT Bonds, (Series 2000 A), 6.300%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.50%), 2/1/2016 AA/Aaa	50,000	55,944
Pomona Unified School District, CA, Los Angeles County, GO UT Bonds, (Series 2000 A), 6.550%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.77%), 8/1/2029 AA/Aaa	200,000	224,948
Richmond Joint Powers Financing Authority, CA, Refunding and Civic Center Project, Lease Revenue Bonds, (Series 2007), 4.125%, (Ambac Ins.)/(Original Issue Yield: 4.125%), 8/1/2037 AAA/Aaa; Put Date 11/25/2009 (7)	650,000	650,000
San Francisco City and County, CA, Airport Commission, San Francisco International Airport, Second Series Revenue Bonds, (Series 24A), 5.500%, (FSA Insurance Corp.)/(Original Issue Yield: 5.80%), 5/1/2024 AA/Aaa; Call Date 5/1/2010 (9)	235,000	239,197
San Francisco City and County, CA, Airport Commission, San Francisco International Airport, Second Series Revenue Bonds, (Series 28A), 5.500%, (MBIA)/(Original Issue Yield: 4.68%), 5/1/2016 AA/Aaa; Call Date 5/1/2012 (9)	95,000	98,953
Sierra View Local Health Care District Revenue Bonds, 4.700%, (Original Issue Yield: 4.74%), 7/1/2016 NR/NR	250,000	254,703
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.28%), 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	1,007,129
Sierra View Local Health Care District Revenue Bonds, 5.250%, (Original Issue Yield: 5.32%), 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	250,885
Sweetwater Union High School District, CA, San Diego County, (Series 2005), Refinancing Certificates of Participation, 4.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.21%), 9/1/2016 AAA/Aaa; Call date 9/1/2015 (7)	250,000	247,220
Vallejo City Unified School District, CA, Solano County, (Series 2002 A), GO UT Refunding Bonds, 5.900%, (MBIA Insurance Corp.), 8/1/2018 AAA/Aaa	350,000	364,070
Vallejo City, CA, Unified School District, Solano County, GO UT Bonds, (Series 2002 A), 5.000%., (MBIA Insurance Corp.), 2/1/2013 AA/Aaa	100,000	102,539
Vallejo City, CA, Unified School District, Solano County, GO UT Bonds, (Series 2002 A), 5.400%., (MBIA Insurance Corp.), 2/1/2015 AA/Aaa	250,000	259,890
Vallejo City, CA, Unified School District, Solano County, GO UT Bonds, (Series 2002 A), 5.900%., (MBIA Insurance Corp.), 2/1/2017 AA/Aaa	60,000	63,022
Vallejo City, CA, Unified School District, Solano County, GO UT Bonds, (Series 2002 A), 5.900%., (MBIA Insurance Corp.), 2/1/2018 AA/Aaa	50,000	51,935
Vallejo City, CA, Unified School District, Solano County, GO UT Bonds, (Series 2002 A), 5.900%., (MBIA Insurance Corp.), 2/1/2025 AA/Aaa	800,000	810,424

		10,094,710
Colorado - 4.0%
Broomfield, CO, Interlocken Consolidated Metropolitan District, (Series 1999 B) General Obligation Refunding and Improvement Bonds, 5.750%, (Asset Guaranty Insurance Company)/(Original Issue Yield: 6.05%), 12/15/2019 AA/NR; Call Date 12/15/2009	500,000	514,855
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 3.375%, (ACA Insurance Corp.)/(Original Issue Yield: 3.50%), 12/1/2009 NR/Baa2	60,000	59,342
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 4.100%, (ACA Insurance Corp.)/(Original Issue Yield: 4.20%), 12/1/2012 NR/Baa2	50,000	49,335
Colorado Health Facilities Authority, Longmont United Hospital Project, (Series 2003), Revenue Refunding Bonds, 4.500%, (ACA Insurance Corp.)/(Original Issue Yield: 4.66%), 12/1/2016 NR/Baa2	100,000	96,306
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AA-/Aa3; (Prerefunded 12/1/2011) (7)	1,875,000	2,063,025
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	545,000	588,295

		3,371,158
Connecticut - 0.1%
State of Connecticut Health and Educational Facilities Authority, Waterbury Hospital Issue Revenue Bonds, (Series C), 6.125%, (Radian Ins.)/(Original Issue Yield: 5.65%), 7/1/2014 AA/NR; Call Date 7/1/2009	100,000	103,201
District of Columbia - 0.2%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Revenue Bonds, (Series 2001), 6.250%, (Original Issue Yield: 6.375%), 5/15/2024 BBB/Baa3; Call Date 5/15/2011	130,000	130,218

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida - 5.9%
City of Gulf Breeze, FL, Local Government Loan Program, Floating Rate Demand Revenue Bonds, (Series 1985E), 5.000%, (FGIC/Original Issue Yield: 4.27%), 12/1/2020 NR/Baa3; Call Date 12/1/2011	$450,000	$455,549
City of Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue Bonds, (Series 2007 A), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 4.54%), 10/1/2019, AAA/Aaa; Call Date 10/1/2017 (9)	500,000	503,300
Hillsborough County, FL, Industrial Development Authority, Tampa Electric Company Project, Pollution Control Revenue Refunding Bonds, (Series 2006), 5.000%, (Ambac Ins.)/(Original Issue Yield: 4.999%), 12/1/2034 AAA/Aaa; Put Date: 3/15/2012	650,000	651,502
Hillsborough County, FL, Industrial Development Authority, Tampa Electric Company Project, Pollution Control Revenue Refunding Bonds, (Series 2007 A), 5.650%, (Original Issue Yield: 5.649%), 5/18/2018 BBB-/Baa2	500,000	500,735
Indian River County, FL, Water and Sewer Revenue Bonds, (Series 1993 A), 5.500%, (FGIC)/(Original Issue Yield: 5.587%), 9/1/2011 NR/Baa3; Call Date 9/1/2008	200,000	205,230
Orange County, FL, Health Facilities Authority, Orlando Regional Healthcare System, Hospital Revenue Bonds, (Series 2008 C), 5.250%, (Original Issue Yield: 5.42%), 10/1/2035 A/A2; Call Date 10/1/2018	300,000	295,392
Putnam County, FL, Development Authority, Seminole Electric Cooperative, Inc. Project, Pollution Control Revenue Refunding Bonds, (Series 2007 B), 5.350%, (Ambac Ins.)/(Original Issue Yield: 5.35%), 3/15/2042 AAA/NR; Put date 5/1/2018	295,000	294,088
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.06%), 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,071,459

		4,977,255
Georgia - 3.1%
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,080,550
Main Street Natural Gas, Inc., GA, Gas Project Revenue Bonds, (Series 2008 A), 5.500%, (Original Issue Yield: 6.000%), 7/15/2017 A+/A1	1,000,000	995,690
South Georgia Governmental Services Authority, Telecommunications/Cable Systems Projects, Revenue Bonds, (Series 2004), 5.000%, (FGIC)/(Original Issue Yield: 4.05%), 1/1/2020 NR/Baa3	500,000	516,855

		2,593,095
Illinois - 10.2%
City of Chicago, IL, Chicago O'Hare International Airport, General Airport Third Lien Revenue Bonds, (Series 2003 C-2), 5.250%, (XLCA)/(Original Issue Yield: 5.57%), 1/1/2034 A-/A1 (9)	55,000	53,195
Illinois Finance Authority, Children's Memorial Hospital, Revenue Bonds, (Series 2008 B), 5.375%, (Original Issue Yield: 5.25%), 8/15/2039 A-/NR; Call Date 8/15/2018	1,160,000	1,134,131
Illinois Finance Authority, Community Rehabilitation Providers Facilities Acquisition Program, Refunding and New Money Revenue Bonds, (Series 2007A), 5.000%, (Original Issue Yield: 5.00%), 7/1/2016 BBB/NR; Call Date 7/1/2014	730,000	732,862
Illinois Finance Authority, Edward Hospital Obligated Group, Revenue Bonds, (Series 2008 A), 5.500%, (Ambac Ins.)/(Original Issue Yield: 5.73%), 2/1/2040 AAA/Aaa; Call Date 8/15/2018	500,000	515,065
Illinois Finance Authority, Edward Hospital Obligated Group, Revenue Bonds, (Series 2008 A), 6.250%, (Ambac Ins.)/(Original Issue Yield: 5.63%), 2/1/2033 AAA/Aaa; Call Date 2/1/2029	500,000	544,180
Illinois Finance Authority, Roosevelt University Project, (Series 2007), Revenue Bonds, 5.125%, (Original Issue Yield: 5.04%), 4/1/2020 NR/Baa1; Call Date 4/1/2017	350,000	349,514
Illinois Health Facilities Authority, Thorek Hospital and Medical Center, (Series 1998), Revenue Refunding Bonds, 5.250%, (Original Issue Yield: 5.40%), 8/15/2018 A-/NR; Call Date 8/15/2008	350,000	350,763
Illinois Health Facilities Authority, Thorek Hospital and Medical Center, (Series 1998), Revenue Refunding Bonds, 5.375%, (Original Issue Yield: 5.50%), 8/15/2028 A-/NR; Call Date 8/15/2008	1,000,000	977,630
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa; Call Date 10/1/2014	1,025,000	1,117,435
Peoria County, IL, Metropolitan Airport Authority of Peoria, Alternative Revenue Source, GO UT, Airport Bonds, (Series 2008), 4.000%, 12/1/2018 NR/Aa3	615,000	594,527
State of Illinois Revenue Bonds, (Series A), 5.250%, (Original Issue Yield: 4.52%), 2/1/2019 A+/Aaa; Call Date 2/1/2017	1,000,000	1,063,550
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (Ambac Ins.)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,151,943

		8,584,795

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Indiana - 0.3%
Indiana Development Finance Authority, Waste Management, Inc. Project, Solid Waste Disposal Revenue Bonds, (Series 2001), 4.700%, (Original Issue Yield: 4.70%), 10/1/20031 BBB/NR; Put Date 10/1/2015 (9)	$250,000	$237,623
Kansas - 4.7%
Olathe, KS, Olathe Medical Center, (Series 2008 A), Health Facilities Revenue Bonds, 4.125%, (Original Issue Yield: 3.85%)/(Mandatory Tender 3/1/2013), 9/1/2037 A+/NR; Call Date 3/1/2012	975,000	980,831
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2002 B-5), (AMT) 5.450%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.45%), 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,230,000	1,235,006
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2005 A-1), (AMT) 5.650%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.025%), 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,315,000	1,354,713
Sedgwick County, Kansas and Shawnee County, Kansas Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, (Series 2006 B-3), (AMT) 5.250%, (GNMA/FNMA Coll)/(Original Issue Yield: 4.44%), 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	430,000	424,530

		3,995,080
Kentucky - 0.4%
Kentucky State Property & Building Commission Revenue Refunding Bonds, 5.000%, (MBIA)/(Original Issue Yield: 3.95%), 8/1/2018 AAA/Aaa (7)	275,000	299,676
Louisiana - 3.3%
Jefferson Parish, LA, Finance Authority, Single Family Mortgage Revenue Bonds, (Series 2007 C), 5.700%, (Original Issue Yield: 4.714%), 6/1/2039 NR/Aaa; Call Date 6/1/2017	500,000	511,025
New Orleans Aviation Board, LA, Passenger Facility Charge Projects, (Series 2007 B-2), Revenue Refunding Bonds, 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.81%), 1/1/2019 AAA/NR; Call Date 1/1/2018 (9)	520,000	543,462
St. Bernard Parish, LA, Home Mortgage Authority, Mortgage-Backed Securities Program, (Series 2007 A-1), Single Family Mortgage Revenue Bonds, 5.800%, (Original Issue Yield: 5.207%), 3/1/2039 NR/Aaa; Call Date 9/1/2017	1,000,000	1,044,390
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG Ins.)/(Original Issue Yield: 4.38%), 7/15/2017 A+/A1; Call Date 7/15/2016	650,000	696,495

		2,795,372
Maryland - 1.2%
Maryland Department of Housing and Community Development , Community Development Administration, Housing Revenue Bonds, (Series 1996 A), 5.500%, (Original Issue Yield: 5.499%). 1/1/2010 NR/Aa2; Call Date 1/1/2009	990,000	994,326
Michigan - 2.4%
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group, Hospital Revenue Bonds, (Series 2005A), 5.000%, (Original Issue Yield: 3.92%), 5/15/2011 NR/Baa1	310,000	314,994
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	1,750,000	1,750,000

		2,064,994
Mississippi - 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.98%), 10/1/2014 AAA/Aaa	1,000,000	1,095,090
Missouri - 1.7%
Cass County, MO, Hospital Revenue Bonds, (Series 2007), 5.000%, (Original Issue Yield: 4.80%), 5/1/2015 NR/NR	500,000	496,520
Missouri Housing Development Commission, Homeownership Loan Program, (Series 1997 B-2), Single Family Mortgage Revenue Bonds, 6.850%, (GNMA/FNMA Coll)/(Original Issue Yield: 5.849%), 3/1/2028 AAA/NR; (Continuously Callable) (9)	435,000	443,613
Riverside, MO, Industrial Development Authority, Riverside Horizons Infrastructure Project, (Series 2007 A), Industrial Development Revenue Bonds, 4.500%, (ACA Capital Holdings Inc.)/(Original Issue Yield: 4.10%), 5/1/2011 A/NR	500,000	497,560

		1,437,693
Nebraska - 0.4%
O’Neill, NE, Averna St. Anthony Hospital Project, (Series 2000), Health Care Facilities Development Revenue Bonds, 6.250%, (Original Issue Yield: 6.249%), 9/1/2012 NR/NR	300,000	305,316
Nevada - 1.5%
Nevada Housing Division, (Series 2000 B-2), Single Family Mortgage Revenue Bonds, 5.550%, (Original Issue Yield: 5.549%), 4/1/2031, AAA/Aaa; Call Date 10/1/2009 (9)	400,000	403,344
Nevada Housing Division, (Series 2000 C-2), Single Family Mortgage Revenue Bonds, 5.400%, (Original Issue Yield: 5.40%), 4/1/2031, AAA/Aaa; Call Date 4/1/2010 (9)	365,000	365,215

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Nevada (continued)
Reno-Sparks Indian Colony, (Series 2006), Governmental Revenue Bonds, 4.250%, (Original Issue Yield: 4.44%), 6/1/2014 NR/NR	$515,000	$509,098

		1,277,657
New Hampshire - 1.2%
New Hampshire Health and Education Facilities Authority Revenue Anticipation Notes, (Series 2008 D), 5.000%, (Original Issue Yield: 4.17%), 5/1/2013 NR/A3	1,000,000	1,027,870
New York - 3.4%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2006 B), 5.000%, (FSA Insurance Corp.)/(Original Issue Discount: 3.87%), 11/15/2016 A/A2	1,250,000	1,357,488
New York St Dorm Authority Health Quest Systems Revenue Bonds, (Series 2007 B), 5.000%, (GTY)(Original Issue Yield: 4.50%), 7/1/2016 AAA/Aaa	250,000	273,780
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A2	1,100,000	1,228,216

		2,859,484
North Dakota - 3.7%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,126,425
Ohio - 3.3%
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.05%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	2,115,000	2,259,835
County of Montgomery, OH, Catholic Health Initiatives, Revenue Bonds, (Series 2008 C), 4.10%, (Original Yield Issue: 4.100%), 10/1/2041 AA/Aa2; Put Date 11/10/2011	500,000	499,990

		2,759,825
Oregon - 1.0%
Jackson County, OR, Airport Revenue Bonds, (Series 2007 B), 5.125%, (XLCA)/(Original Issue Yield: 4.77%), 12/1/2023 A-/A3; Call Date 12/1/2012 (9)	850,000	846,847
Pennsylvania - 2.6%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (Ambac Ins.)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,174,340
Puerto Rico - 0.3%
Puerto Rico Housing Finance Authority, (Series 2003 A), Home Mortgage Revenue Bonds, 3.125%, (GNMA/FNMA/FHLMC Coll)/(Original Issue Yield: 3.125%), 12/1/2033 AAA/Aaa; Call Date 6/1/2013 (9)	265,000	262,514
South Dakota - 1.2%
South Dakota Health and Educational Facilities Authority, (Series 2007), Vocational Education Program Revenue Refunding Bonds, 5.000%, (Ambac Ins.)/(Original Issue Yield: 4.20%), 8/1/2022 AAA/Aaa; Call Date 8/1/2017	980,000	1,031,421
Tennessee - 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/A1	350,000	380,198
Shelby County, TN, Health Educational and Housing Facility Board, Methodist Le Bonheur Healthcare Revenue Bonds, (Series 2008 C), 4.000%, (Original Issue Yield: 4.13%), 6/1/2015 A/A2	500,000	493,400
The Health, Educational and Housing Facilities Board of the County of Sumner, Tennessee, Sumner Regional Health Systems, Inc., Hospital Revenue, Refunding and Improvement Bonds, (Series 2007 A), 5.250%, (Original Issue Yield: 4.70%), 11/1/2013 NR/NR	310,000	317,896
The Tennessee Energy Acquisition Corporation, (Series 2006 A), Gas Project Revenue Bonds, 5.000%, (Original Issue Yield: 4.25%), 9/1/2012 AA-/Aa3	200,000	203,268

		1,394,762
Texas - 8.9%
Cities of Dallas and Fort Worth, TX, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, (Series 2001 A), 5.875%, (FGIC)/(Original Issue Yield: 5.48%), 11/1/2017 A+/A1; Call Date 11/1/2011 (9)	1,000,000	1,026,430
Cities of Dallas and Fort Worth, TX, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, (Series 2003 C-2), 6.125%, (XLCA)/(Original Issue Yield: 6.122%), 11/1/2018 A+/A1; Call Date 11/1/2009 (9)	1,000,000	1,015,200
City of Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds, (Series 2004 C-2A), 5.000%, (Original Issue Yield: 3.90%), 5/15/2034 AAA/Aaa; Put Date 5/15/2011	900,000	928,305
Conroe, TX, Montgomery County, (Series 2007), Certificates of Obligation, 5.500%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.55%), 3/1/2022 AAA/Aaa; Call Date 3/1/2017	200,000	219,612
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 4.750%, (Original Issue Yield: 5.00%), 2/15/2017 BBB+/Baa2	325,000	318,406

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
Lufkin, TX, Health Facilities Development Corporation, Memorial Health System of East Texas, (Series 2007), Health System Revenue Bonds, 5.250%, (Original Issue Yield: 5.40%), 2/15/2027 BBB+/Baa2; Call Date 2/15/2017	$175,000	$165,422
North Texas Tollway Authority, First Tier Insured Capital Appreciation, System Revenue Refunding Bonds, (Series 2008 D), 0.000% (Assured Guaranty Corp.)/(Original Issue Yield: 5.90%), 1/1/2028 AAA/Aaa	560,000	203,834
Port of Houston Authority, Harris County, TX, Unlimited Tax Port Improvement Bonds, (Series 2001 B), 5.100%, (FGIC)/(Original Issue Yield: 5.318%), 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	350,000	351,778
Sabine River Authority, TX, Southwestern Electric Power Company Project, Pollution Control Revenue Refunding Bonds, (Series 2006), 4.950%, (MBIA)/(Original Issue Yield: 4.949%), 3/1/2018 AAA/Aaa	500,000	517,555
Sam Rayburn, TX, Municipal Power Agency, (Series 2002), Power Supply System Revenue Refunding Bonds, 5.750%, (Asset Guaranty Ins.)/(Original Issue Yield: 5.45%), 10/1/2021 AA/Aa3; Call Date 10/1/2012	615,000	637,773
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.15%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,124,201

		7,508,516
Utah - 0.4%
Utah State Charter School Finance Authority, Summit Academy, (Series 2007 A), Charter School Revenue Bonds, 5.125%, (Original Issue Yield: 5.125%), 6/15/2017 BBB-/NR	375,000	373,253
Virginia - 1.8%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mand Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,529,460
Washington - 1.2%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (9)	1,000,000	1,010,870
West Virginia - 1.1%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project (Series A), (Ambac Ins.), 5.000%, (Original Issue Yield: 4.38%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	900,000	957,240
Wisconsin - 2.3%
City of Kaukauna, Outagamie County, WI Bond Anticipation Notes, 4.000% (Original Issue Yield: 3.45%), 8/1/2008 NR/MIG-1; (Continuously Callable)	300,000	300,921
Wisconsin Health and Educational Facilities Authority Wheaton Franciscan Healthcare System Revenue Bonds, (Series 2006 A), 5.000%, (Original Issue Yield: 4.17%), 8/15/2014 A-/Baa1	500,000	505,270
Wisconsin Health and Educational Facilities Authority, Ministry Health Care, Inc., Revenue Bonds, (Series 2004), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 4.235%), 8/1/2018 AAA/NR; Call Date 4/24/2018	320,000	344,557
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, (Series 2001 B), (AMT) 4.850%, (Original Issue Yield: 4.85%), 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	780,000	779,173

		1,929,921
Total Municipals (identified cost $78,292,223)		79,423,134
Mutual Funds - 6.9%
Marshall Tax-Free Money Market Fund Class I	5,795,468	5,795,468

Total Mutual Funds (identified cost $5,795,468)		5,795,468

Total Investments - 100.8% (identified cost $84,087,691)		85,218,602
Other Assets and Liabilities - (0.8)%		(642,913)

Total Net Assets - 100.0%		$84,575,689

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Asset - Backed Securities - 1.3%

Other Financial-1.3%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	$4,000,000	$4,061,608
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	1,010,463	1,012,222
Structured Asset Securities Corp. Trust, Class A2, (Series 2004-16XS), 4.910%, 8/25/2034 (4)	53,259	53,259

Total Asset-Backed Securities (identified cost $5,065,623)		5,127,089

Collateralized Mortgage Obligations - 31.2%

Federal Home Loan Mortgage Corporation - 0.8%
5.000%, 10/15/2029, (Series 2745-AY)	605,000	605,785
5.500%, 10/15/2035, (Series 3058-WC)	2,412,953	2,435,613

		3,041,398
Federal National Mortgage Association - 0.3%
5.500%, 11/25/2035, (Series 2005-100-DA)	1,311,772	1,315,989
Other Financial - 30.1%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.759%, 5/20/2036 (4)	7,826,354	7,444,349
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	3,725,932
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.892%, 7/25/2037 (4)	3,436,378	3,271,473
Citigroup Commercial Mortgage Trust, Class A2B, (Series 2008-C7), 6.095%, 12/10/2049 (4)	4,000,000	4,040,856
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	2,926,407	2,766,850
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	5,568,090
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	952,447	948,686
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	6,225,000	5,652,649
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	7,000,000	6,477,044
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	3,639,964
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 2.593%, 6/25/2037 (4)	7,023,141	5,140,497
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 2.889%, 7/15/2019 (4) (6) (7)	3,533,100	3,418,056
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.627%, 5/25/2036 (4)	4,615,569	4,537,639
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.703%, 4/25/2037 (4)	5,994,514	5,903,829
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	7,327,614	6,996,852
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.052%, 4/25/2037 (4)	5,981,176	5,833,591
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.802%, 4/25/2037 (4)	7,690,084	7,455,189
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 2.814%, 6/15/2022 (4) (6) (7)	6,262,138	5,963,240
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	5,855,484
Morgan Stanley Capital, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	6,675,000	6,683,704
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 2.503%, 5/25/2037 (4)	4,203,989	3,815,759
Prudential Home Mortgage Securities, Class 2B, (Series 1993-H), 6.980%, 9/28/2008 (4) (6)	99	99
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,948,663	1,452,432
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	5,000,000	4,603,410
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	3,255,797	3,212,560

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	$3,140,520	$3,079,779

		117,488,013

Total Collateralized Mortgage Obligations (identified cost $127,975,902)		121,845,400

Corporate Bonds & Notes - 33.9%

Banks - 7.5%
Bank of America Corp., 5.650%, 5/1/2018	3,000,000	2,912,733
Bank of America Corp., 8.125%, 12/29/2049 (4)	3,000,000	3,002,520
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (6)	8,000,000	8,113,704
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,179,592
Northern Rock PLC, Sub. Note, (Series 144A), 6.594%, 6/29/2049 (4) (6) (7)	5,000,000	3,137,500
Royal Bank of Scotland Group PLC, (Series 144A), 6.990%, 10/29/2049 (4) (6) (7)	3,000,000	2,780,712
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	7,000,000	7,150,850

		29,277,611
Basic Materials - 1.0%
ArcelorMittal, (Series 144A), 5.375%, 6/1/2013 (6) (7)	4,000,000	3,941,120
Broker/Dealers - 6.3%
Bear Stearns Co., Inc., 3.250%, 3/25/2009 (1)	5,000,000	4,933,755
Bear Stearns Co., Inc., 5.350%, 2/1/2012	5,000,000	4,948,240
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	3,959,740
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	3,000,000	3,020,286
Lehman Brothers Holdings, 6.500%, 7/19/2017	4,000,000	3,721,052
Lehman Brothers Holdings, (Series MTN), 6.000%, 7/19/2012	4,000,000	3,882,740

		24,465,813
Construction Equipment - 2.0%
CRH America, Inc., 6.000%, 9/30/2016 (1)	4,000,000	3,732,508
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,051,144

		7,783,652
Electric Utilities - 1.0%
E. ON International Finance BV, 5.800%, 4/30/2018 (6) (7)	4,000,000	3,942,984
Financial Services - 4.7%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,420,678
Countrywide Financial Corp., (Series MTN), 5.800%, 6/7/2012	5,000,000	4,629,660
General Electric Capital Corp., 5.625%, 5/1/2018 (1)	5,000,000	4,948,440
General Electric Capital Corp., 5.875%, 1/14/2038	2,000,000	1,823,088
Residential Capital Corp., 6.500%, 4/17/2013	4,000,000	2,020,000
SLM Corp., (Series MTNA), 3.060%, 7/27/2009 (4)	2,500,000	2,348,415

		18,190,281
Insurance - 4.6%
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,071,751
Genworth Life Institutional Funding Trust, (Series MTN), 5.875%, 5/3/2013 (6) (7)	4,000,000	3,974,180
HSB Capital I, Company Guarantee, (Series B), 3.623%, 7/15/2027 (4)	4,000,000	2,910,024
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	6,191,409

		18,147,364
Media - 1.4%
Comcast Corp., 4.950%, 6/15/2016	6,000,000	5,635,050
Multimedia - 1.3%
Time Warner Cable, Inc., 5.400%, 7/2/2012 (1)	5,000,000	4,940,855
Real Estate - 1.3%
iStar Financials, Inc., 5.850%, 3/15/2017	6,000,000	5,085,804
Technology and Communications - 1.3%
Oracle Corp., 5.750%, 4/15/2018 (1)	5,000,000	4,979,060
Telecommunication Services - 1.5%
AT&T, Inc., 5.500%, 2/1/2018 (1)	2,000,000	1,959,982
Verizon Communications, Inc., 6.100%, 4/15/2018 (1)	4,000,000	4,085,224

		6,045,206

Total Corporate Bonds & Notes (identified cost $141,750,029)		132,434,800

Description	Principal Amount	Value
Mortgage-Backed Securities - 17.2%

Federal Home Loan Mortgage Corporation - 2.2%
5.500%, 10/1/2021	$2,072,519	$2,095,422
5.500%, 10/1/2021	3,633,673	3,674,920
6.000%, 10/1/2021	2,165,275	2,224,664
7.500%, 2/1/2031	338,143	365,086
7.500%, 6/1/2031	102,438	110,495

		8,470,587
Federal National Mortgage Association - 14.9%
5.500%, 11/1/2018	7,778,182	7,910,317
5.500%, 7/1/2020	3,041,420	3,084,535
5.500%, 7/14/2038 (5)	40,000,000	39,618,759
6.000%, 9/1/2021 (1)	6,186,912	6,356,687
6.500%, 10/1/2031	689,870	717,854
7.000%, 12/1/2015	439,588	460,683

		58,148,835
Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	347,643	371,958

Total Mortgage-Backed Securities (identified cost $66,483,126)		66,991,380
U.S. Treasury Bonds & Notes - 19.0%
3.125%, 4/30/2013 (1)	50,000,000	49,390,650
3.875%, 5/15/2018 (1)	25,000,000	24,658,225

Total U.S. Treasury Bonds & Notes (identified cost $74,471,566)		74,048,875

Short-Term Investments - 32.0%

Collateral Pool Investment for Securities on Loan - 31.4%
(See Note 2 of the Schedule of Investments)		122,494,685

Repurchase Agreement - 0.6%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $2,312,510 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $2,358,806 (at amortized cost)	2,312,096	2,312,096

Total Short-Term Investments (identified cost $124,806,781)		124,806,781

Total Investments - 134.6% (identified cost $540,553,027)		525,254,325
Other Assets and Liabilities - (34.6)%		(134,862,028)

Total Net Assets - 100.0%		$390,392,297

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 14.6%

Other Financial - 14.6%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$2,000,000	$1,974,630
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,523,103
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 2.633%, 4/25/2037 (4) (6) (7)	1,190,390	1,134,168
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,608,270
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	2,015,077
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,484,948
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,873,354
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	433,056	433,809
Pegasus Aviation Lease Securitization, Class A1, (Series 1999-1A), 6.300%, 3/25/2029 (6)	750,654	285,248
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,661,996
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	1,750,000	1,766,193

Total Asset-Backed Securities (identified cost $16,215,910)		15,760,796

Collateralized Mortgage Obligations - 43.7%

Federal Home Loan Mortgage Corporation - 4.8%
5.250%, 1/15/2034, (Series 3014)	509,269	516,830
5.500%, 7/15/2027, (Series 2572)	1,100,000	1,116,684
5.900%, 11/15/2035, (Series 3061)	1,425,687	1,452,892
6.000%, 3/15/2027, (Series 3207)	1,988,208	2,037,155

		5,123,561
Federal National Mortgage Association - 0.4%
5.000%, 7/25/2033, (Series 2003-63)	461,206	467,944
Government National Mortgage Association - 3.7%
2.866%, 2/16/2020, (Series 2003-48)	485,170	484,530
3.206%, 4/16/2018, (Series 2003-72)	704,046	705,516
3.313%, 4/16/2017, (Series 2002-83)	355,354	356,997
3.590%, 11/16/2017, (Series 2004-78)	468,470	465,987
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	994,610
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	990,882

		3,998,522
Other Financial - 34.8%
Banc of America Commercial Mortgage, Inc., Class A1, (Series 2007-5), 5.175%, 2/10/2051	1,432,297	1,428,616
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,753,632	1,744,948
Banc of America Funding Corp., Class 1A3, (Sereis 2007-C), 5.759%, 5/20/2036 (4)	1,608,751	1,530,227
Commercial Mortgage Loan Trust, Class A1, (Series 2008-LS1), 5.935%, 5/10/2012	1,222,453	1,241,424
Commercial Mortgage Pass-Through Certificate, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	1,250,000	1,248,080
Commercial Mortgage Pass-Through Certificate, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037 (4)	1,250,000	1,255,869
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	874,224	832,905
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	731,602	691,713
Countrywide Home Loans, Class 2A2A, (Series 2006-HYB1), 5.533%, 3/20/2036 (4)	960,380	903,651
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	212,600	211,760
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.730%, 5/19/2036 (4)	1,098,172	1,018,577
GSR Mortgage Loan Trust, Class 2A2, (Series 2005-AR5), 5.169%, 10/25/2035 (4)	1,123,090	1,102,742
GSR Mortgage Loan Trust, Class 3A3, (Series 2004-12), 4.401%, 12/25/2034 (4)	60,279	59,981
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	2,000,000	1,903,092

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2004-C1), 3.053%, 1/15/2038	$668,397	$660,901
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2006-CB16), 5.338%, 5/12/2045	1,100,028	1,106,404
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-LD12), 5.738%, 2/15/2051	1,516,193	1,531,229
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	981,565	958,495
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.853%, 4/25/2037 (4)	1,215,258	1,188,283
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2004-C1), 2.964%, 1/15/2029	766,396	763,569
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2006-C6), 5.230%, 9/15/2039	1,195,432	1,204,923
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2007-C6), 5.569%, 7/15/2040	1,198,956	1,206,454
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 2.814%, 6/15/2022 (4) (6) (7)	1,789,182	1,703,783
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.787%, 11/21/2034 (4)	1,499,042	1,483,083
Morgan Stanley Capital, Inc., Class A1, (Series 2007-IQ16), 5.320%, 12/12/2049	1,198,866	1,195,400
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 2.503%, 5/25/2037 (4)	1,015,964	922,142
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.958%, 9/25/2036 (4)	1,337,927	1,316,304
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	521,062	519,232
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	381,065	379,253
Washington Mutual, Class A2, (Series 2005-AR5), 4.678%, 5/25/2035 (4)	1,045,138	1,043,008
Washington Mutual, Class A4, (Series 2004-AR7), 3.940%, 7/25/2034 (4)	3,000,000	2,979,806
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	1,302,319	1,285,024
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.241%, 4/25/2036 (4)	942,156	923,934

		37,544,812

Total Collateralized Mortgage Obligations (identified cost $47,348,677)		47,134,839

Corporate Bonds & Notes - 11.4%

Banks - 1.4%
Bank of America Corp., 4.500%, 8/1/2010 (1)	1,500,000	1,512,533
Financials - 6.6%
JPMorgan Chase & Co., 4.600%, 1/17/2011 (1)	1,500,000	1,511,564
Lehman Brothers Holdings, 5.000%, 1/14/2011	1,100,000	1,076,086
Merrill Lynch & Co., 6.050%, 8/15/2012	1,350,000	1,336,723
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,466,658
Residential Capital LLC, Note, 5.758%, 5/22/2009 (4)	1,500,000	1,230,000
SLM Corp., Note, 4.000%, 1/15/2009	450,000	443,112

		7,064,143
Insurance - 1.6%
HSB Capital I, Company Guarantee, (Series B), 3.623%, 7/15/2027 (4)	2,430,000	1,767,840
Real Estate - 0.9%
Duke Realty, 7.750%, 11/15/2009	935,000	959,490
Real Estate Investment Trusts - 0.9%
Vornado Realty, 4.500%, 8/15/2009	1,000,000	970,185

Total Corporate Bonds & Notes (identified cost $13,136,932)		12,274,191

Government Agencies - 16.2%

Federal Home Loan Mortgage Corporation - 9.7%
5.250%, 2/24/2011 (1)	4,500,000	4,576,181
5.250%, 10/6/2011	3,750,000	3,775,365
5.500%, 8/20/2012 (1)	2,000,000	2,122,398

		10,473,944
Federal National Mortgage Association - 6.5%
4.125%, 6/16/2008	4,000,000	4,002,664
4.200%, 6/8/2009 (1)	3,000,000	3,044,520

		7,047,184

Total Government Agencies (identified cost $17,255,547)		17,521,128

Description	Shares or Principal Amount	Value
Mortgage-Backed Securities - 1.8%

Federal Home Loan Mortgage Corporation - 0.0%
9.000%, 7/1/2014	$9,393	$9,560
11.000%, 8/1/2019	18,121	18,952

		28,512
Federal National Mortgage Association - 0.5%
7.000%, 12/1/2015	118,720	124,417
7.500%, 9/1/2015	155,728	162,414
9.000%, 7/1/2009	2,096	2,128
9.500%, 12/1/2024	56,569	62,950
9.500%, 1/1/2025	30,509	34,005
9.500%, 1/1/2025	38,645	43,004
10.000%, 7/1/2020	38,071	43,284
11.000%, 12/1/2015	61,358	64,822

		537,024
Government National Mortgage Association - 1.3%
7.500%, 8/15/2037 (1)	1,277,094	1,352,687
9.000%, 12/15/2019	52,508	57,463

		1,410,150

Total Mortgage-Backed Securities (identified cost $1,929,919)		1,975,686

Mutual Funds - 7.6%
Eaton Vance Institutional Senior Loan Fund	591,340	5,075,713
Fidelity Advisor Floating Rate High Income Fund	105,994	999,520
Fidelity Floating Rate High Income Fund	220,730	2,081,480

Total Mutual Funds (identified cost $8,566,336)		8,156,713
Short-Term Investments - 17.1%
Collateral Pool Investment for Securities on Loan - 13.2%
(See Note 2 of the Schedule of Investments)		14,215,364
Federal Home Loan Bank - 0.3%
2.020%, 10/29/2008 (3) (11)	$300,000	297,811
Repurchase Agreement - 3.6%
Agreement with Morgan Stanley & Co., Inc., 2.150%, dated 5/30/2008, to be repurchased at $3,902,514 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity of 10/15/2020, with a market value of $3,980,486 (at amortized cost)	3,901,814	3,901,814

Total Short-Term Investments (identified cost $18,414,989)		18,414,989

Total Investments - 112.4% (identified cost $122,868,310)		121,238,342
Other Assets and Liabilities - (12.4)%		(13,402,435)

Total Net Assets - 100.0%		$107,835,907

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Collateralized Loan Agreements - 8.1%

Brokerage - 8.1%
Deutsche Bank Alex Brown, Inc., 2.445%, 6/2/2008	$150,000,000	$150,000,000
Morgan Stanley & Co., Inc., 2.435%, 6/2/2008	150,000,000	150,000,000
Wachovia Securities, Inc., 2.450%, 6/2/2008	150,000,000	150,000,000

Total Collateralized Loan Agreements		450,000,000

Commercial Paper - 32.7%

Asset-Backed Securities - 22.7%
Atlantis One Funding, 2.640%, 8/15/2008 (6) (7) (11)	50,000,000	49,725,000
Ciesco LLC, 2.690%, 8/18/2008 (11)	100,000,000	99,417,167
Citibank Omni Master Trust, 3.410%, 6/3/2008 (6) (7) (11)	150,000,000	149,971,583
Concord Minutemen Capital Co., 2.850%, 8/7/2008 (6) (7) (11)	65,000,000	64,655,229
Concord Minutemen Capital Co., 3.000%, 8/4/2008 (6) (7) (11)	85,000,000	84,546,667
CRC Funding LLC, 2.700%, 9/2/2008 (6) (7) (11)	50,000,000	49,651,250
Crown Point Capital Co., 2.900%, 7/10/2008 (6) (7) (11)	50,000,000	49,842,917
Crown Point Capital Co., 3.100%, 7/24/2008 (6) (7) (11)	100,000,000	99,543,611
DaimlerChrysler Revolving Auto Conduit LLC, 2.630%, 6/20/2008 (11)	35,000,000	34,951,418
DaimlerChrysler Revolving Auto Conduit LLC, 2.650%, 6/19/2008 (11)	15,000,000	14,980,125
DaimlerChrysler Revolving Auto Conduit LLC, 2.670%, 6/23/2008 (11)	50,000,000	49,918,417
DaimlerChrysler Revolving Auto Conduit LLC, 2.900%, 6/4/2008 (11)	23,300,000	23,294,369
DaimlerChrysler Revolving Auto Conduit LLC, 2.900%, 6/12/2008 (11)	26,169,000	26,145,811
GovCo LLC, 2.630%, 8/29/2008 (6) (7) (11)	75,000,000	74,512,354
Lexington Parker Cap. Co. LLC, 2.950%, 7/11/2008 (6) (7) (11)	50,000,000	49,836,111
Lexington Parker Cap. Co. LLC, 3.100%, 7/23/2008 (6) (7) (11)	100,000,000	99,552,222
New Center Asset Trust, Inc., 2.800%, 6/20/2008 (11)	100,000,000	99,852,222
New Center Asset Trust, Inc., 2.850%, 6/11/2008 (11)	50,000,000	49,960,417
Thunder Bay Funding LLC, 2.450%, 6/2/2008 (6) (7) (11)	38,758,000	38,755,362
Variable Funding Capital Corp., 2.850%, 7/14/2008 (6) (7) (11)	50,000,000	49,829,792

		1,258,942,044

Banks - 2.7%
Societe Generale, Inc., 2.900%, 7/7/2008 (11)	150,000,000	149,565,000

Foreign Banks - 1.8%
Natexis Banques Populaires U.S. Finance Co., 2.875%, 7/8/2008 (11)	50,000,000	49,852,257
UBS Finance (Delaware) LLC, 2.900%, 6/6/2008 (11)	50,000,000	49,979,861

		99,832,118

Insurance - 3.3%
Prudential Financial, Inc., 2.650%, 6/18/2008 (6) (7) (11)	50,000,000	49,937,431
Prudential Financial, Inc., 2.800%, 7/2/2008 (6) (7) (11)	25,000,000	24,939,722
Prudential Financial, Inc., 2.820%, 7/9/2008 (6) (7) (11)	50,000,000	49,851,694
Torchmark Corp., 2.750%, 6/10/2008 (6) (7) (11)	20,000,000	19,986,250
Torchmark Corp., 2.750%, 6/18/2008 (6) (7) (11)	39,000,000	38,949,354

		183,664,451

Leasing - 2.2%
International Lease Finance Corp., 2.780%, 8/20/2008 (11)	50,000,000	49,691,111
International Lease Finance Corp., 3.030%, 7/25/2008 (11)	70,000,000	69,681,850

		119,372,961

Total Commercial Paper		1,811,376,574

Corporate Bonds & Notes - 11.3%

Banks - 5.5%
Bank of America NA, 3.208%, 4/3/2009 (4)	85,000,000	85,000,000
Bank One Corp., 2.625%, 6/30/2008	36,667,000	36,592,853
Bank One Corp., 6.000%, 8/1/2008	46,298,000	46,348,346
Royal Bank of Canada NY, 5.290%, 2/2/2009	11,920,000	12,021,977
Suntrust Bank, 4.000%, 10/15/2008	7,350,000	7,326,414
U.S. Bank National Association, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	29,000,000	28,949,365
UBS AG Stamford, 4.535%, 12/10/2008	50,000,000	50,002,549
UBS AG Stamford, 5.210%, 9/10/2008	40,000,000	40,000,000

		306,241,504

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Broker/Dealers - 0.9%
Merrill Lynch & Co., Inc., (Series MTN), 4.831%, 10/27/2008	$3,190,000	$3,183,364
Morgan Stanley, Inc., 3.875%, 1/15/2009	48,942,000	48,853,631

		52,036,995

Construction Equipment - 0.2%
Caterpillar Financial Services Corp., 2.700%, 7/15/2008	10,000,000	9,971,191

Foreign Banks - 0.9%
HBOS Treasury Services, PLC, (Series YCD), 5.450%, 6/19/2008	25,000,000	25,000,973
Household Finance Corp., 6.400%, 6/17/2008	22,245,000	22,253,284

		47,254,257

Insurance - 0.6%
John Hancock Global Funding II, 3.500%, 1/30/2009 (6) (7)	6,000,000	5,980,970
Monumental Global Funding II, 2.800%, 7/15/2008 (6) (7)	19,160,000	19,104,744
Pacific Life Global Funding, 3.750%, 1/15/2009 (6) (7)	5,520,000	5,495,690

		30,581,404

Leasing - 0.5%
International Lease Finance Corp., (Series MTNO), 4.810%, 8/15/2008	11,940,000	11,931,470
International Lease Finance Corp., (Series MTNQ), 4.625%, 6/2/2008	16,120,000	16,119,749

		28,051,219

Telecommunications - 2.7%
Bellsouth Corp., 4.973%, 4/26/2009 (6) (7)	134,000,000	135,544,535
Bellsouth Telecommunications Corp., 6.125%, 9/23/2008	16,000,000	16,059,694

		151,604,229

Total Corporate Bonds & Notes		625,740,799

Notes-Variable - 41.4%

Banks - 1.3%
First Tennessee Bank, 2.518%, 9/16/2008 (4) (6) (7)	45,000,000	45,000,000
Westpac Bank NY, (Series MTN), 2.999%, 1/9/2009 (4)	25,000,000	25,000,000

		70,000,000

Broker/Dealers - 8.1%
Bank of America Securities, LLC, 2.480%, 8/29/2008 (4) (6) (7)	65,000,000	65,000,000
Deutsche Bank NY, 2.809%, 1/21/2009 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 2.920%, 8/22/2008 (4) (6) (7)	100,000,000	100,000,000
Lehman Brothers, Inc., 2.645%, 8/27/2008 (4)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., (Series MTN), 2.638%, 8/22/2008 (4)	60,000,000	60,000,000
Merrill Lynch & Co., Inc., (Series MTN), 2.804%, 10/3/2008 (4)	7,000,000	7,000,000
Wachovia Securities Financial Holdings LLC, 2.160%, 6/2/2008 (4) (6) (7)	65,000,000	65,000,000

		447,000,000

Construction Equipment - 2.2%
Caterpillar Financial Services Corp., (Series MTN), 2.758%, 11/26/2008 (4)	70,000,000	70,000,000
Caterpillar Financial Services Corp., (Series MTN), 2.800%, 6/16/2008 (4)	50,000,000	50,000,582

		120,000,582

Financial Services - 1.0%
GE Capital Corp., (Series MTNA), 3.007%, 7/28/2008 (4)	55,000,000	55,011,686

Foreign Banks - 14.7%
Australia & New Zealand Banking Group, 3.004%, 7/3/2008 (4) (6) (7)	100,000,000	100,000,000
BNP Paribas, 2.719%, 8/19/2008 (4) (6) (7)	100,000,000	100,000,000
Credit Agricole, 2.569%, 7/22/2008 (4) (6) (7)	25,000,000	25,000,000
Credit Agricole, 2.910%, 8/22/2008 (4) (6) (7)	75,000,000	75,000,000
Dekabank, 2.868%, 11/19/2008 (4)	100,000,000	100,000,000
Depfa-Bank PLC, (Series EXL), 2.860%, 7/15/2008 (4) (6) (7)	50,000,000	50,000,000
Natexis Banques Populaires U.S. Finance Co., 2.734%, 9/8/2008 (4) (6) (7)	100,000,000	100,000,000
National Australia Bank, 3.218%, 4/6/2009 (4) (6) (7)	100,000,000	100,000,000
Northern Rock PLC, (Series MTN), 3.080%, 7/8/2008 (4) (6) (7)	68,000,000	68,000,000
Westlb AG NY, 2.660%, 10/9/2008 (4) (6) (7)	100,000,000	100,000,000

		818,000,000

Insurance - 11.5%
Allstate Life Global Fund, (Series EXL), 2.605%, 9/15/2008 (4) (6) (7)	50,000,000	50,000,000
Genworth Life Insurance Co., 3.058%, 7/20/2008 (4) (6) (10)	150,000,000	150,000,000
Hartford Life Global Funding, 3.070%, 1/15/2009 (4)	40,000,000	40,000,000
Jackson National Life Insurance Co., 2.579%, 5/22/2009 (4) (6) (7)	100,000,000	99,975,762
MassMutual Global Funding II 2.829%, 3/19/2009 (4) (6) (7)	75,000,000	75,000,000
Metropolitan Life Global Funding I, 2.960%, 2/9/2009 (4) (6) (7)	35,000,000	35,000,000
Metropolitan Life Insurance Co., 3.073%, 2/2/2009 (4) (6) (10)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 3.116%, 6/2/2008 (4) (6) (10)	65,000,000	65,000,000

Description	Principal Amount	Value
Notes-Variable (continued)

Insurance (continued)
Pacific Life Global Funding, 2.690%, 8/8/2008 (4) (6) (7)	$75,000,000	$75,000,000

		639,975,762

Personal Credit - 2.6%
American Honda Finance Corp., (Series MTN), 2.698%, 7/7/2008 (4) (6) (7)	50,000,000	50,000,000
American Honda Finance Corp., (Series MTN), 2.818%, 4/2/2009 (4) (6) (7)	50,000,000	50,000,000
American Honda Finance Corp., (Series MTN), 3.450%, 1/28/2009 (6) (7)	44,500,000	44,802,073

		144,802,073

Total Notes -Variable		2,294,790,103

Repurchase Agreement - 0.7%
Agreement with State Street Bank & Trust Co., Inc., 2.030%, dated 5/30/2008 to be repurchased at $39,225,674 on 6/2/2008, collateralized by a U.S. Government Agency Obligation with a maturity date of 6/15/2008, with a market value of $40,006,313	39,219,039	39,219,039

Total Repurchase Agreements		39,219,039

Trust Demand Notes - 5.6%

Broker/Dealers - 2.9%
Greenwich Capital Holdings, 2.825%, 5/31/2008 (4) (6) (7)	100,000,000	100,000,000
JP Morgan Securities, Inc., 2.838%, 5/31/2008 (4) (6) (7)	63,000,000	63,000,000

		163,000,000

Insurance - 2.7%
ING USA Annuity & Life Insurance Co., 3.070%, 7/24/2008 (4) (6) (10)	150,000,000	150,000,000

Total Trust Demand Notes		313,000,000

Total Investments - 99.8% (at amortized cost)		5,534,126,515
Other Assets and Liabilities - 0.2%		8,562,427

Total Net Assets - 100.0%		$5,542,688,942

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Government Agencies - 37.7%

Federal Home Loan Bank - 34.6%
2.436%, 3/26/2009 (4)	$25,000,000	$24,998,976
2.548%, 4/7/2009 (4)	50,000,000	50,000,000
2.556%, 1/11/2010 (4)	10,000,000	9,996,672
2.568%, 1/8/2010 (4)	20,000,000	19,993,632
2.596%, 2/11/2009 (4)	50,000,000	50,000,000
2.625%, 7/15/2008	2,555,000	2,546,934
2.680%, 5/5/2009 (4)	25,000,000	25,000,000
2.800%, 5/6/2009	5,000,000	5,000,000
3.000%, 3/4/2009	10,000,000	10,000,000
3.225%, 1/16/2009	500,000	498,477
4.100%, 6/13/2008	3,870,000	3,868,053
4.875%, 6/4/2008	500,000	499,954

		202,402,698

Federal Home Loan Mortgage Corporation - 2.8%
2.450%, 4/9/2009	10,000,000	10,000,000
3.000%, 7/9/2008	1,455,000	1,451,504
3.875%, 6/15/2008	4,700,000	4,696,794

		16,148,298

Federal National Mortgage Association - 0.3%
3.600%, 3/3/2009	500,000	505,036
3.625%, 3/16/2009	1,000,000	1,010,930

		1,515,966

Total Government Agencies		220,066,962

Repurchase Agreements - 62.2%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 2.300%, dated 5/30/2008 to be repurchased at $100,019,167 on 6/2/2008, collateralized by U.S. Government Agency Obligations with maturities to 11/15/2019, with a market value of $102,000,096	100,000,000	100,000,000
Agreement with Cantor Fitzgerald, Inc., 2.475%, dated 5/30/2008, to be repurchased at $140,028,875 on 6/2/2008, collateralized by a U.S. Government Agency SBA Pool with various maturities to 1/1/2049, with a market value of 142,800,001	140,000,000	140,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 2.350%, dated 5/30/2008, to be repurchased at $110,021,542 on 6/2/2008, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 12/1/2037, with a market value of $112,200,001	110,000,000	110,000,000
Agreement with Morgan Stanley & Co., Inc., 2.200%, dated 5/30/2008, to be repurchased at $3,000,550 on 6/2/2008, collateralized by a U.S. Government Agency Mortgage Pool with a maturity of 7/1/2037, with a market value of $3,074,377	3,000,000	3,000,000
Agreement with State Street Bank & Trust Co., Inc., 2.030%, dated 5/30/2008, to be repurchased at $10,087,347 on 6/2/2008, collateralized by U.S. Government Agency Obligations with various maturities to 10/9/2009, with a market value of $10,288,138	10,085,641	10,085,641

Total Repurchase Agreements		363,085,641

Total Investments - 99.9% (at amortized cost)		583,152,603
Other Assets and Liabilities - 0.1%		368,310

Total Net Assets - 100.0%		$583,520,913

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2008

(Unaudited)

Description	Principal Amount	Value
Municipals - 93.1%

Alabama - 2.0%
Birmingham, Alabama Tax Increment Financing District I Revenue, Tax Allocation Warrants, 2.630%, 2/1/2020, Call Date 6/2/2008 (4)	$980,000	$980,000
Jefferson County, Alabama Public Park & Recreation Board, Revenue Bonds, 1.870%, 9/1/2025, Call Date 6/2/2008 (4)	3,600,000	3,600,000
Morgan Keegan Municipal Products Inc., Revenue Bonds (Series E), 1.870%, 2/1/2017 (4)	12,130,000	12,130,000

		16,710,000
Alaska - 0.9%
Alaska Housing Finance Corp., Revenue Bonds (Series 2469), 1.720%, 9/1/2032, Call Date 12/1/2012 (4)	7,500,000	7,500,000
Arizona - 0.9%
Arizona Health Facilities Authority, Hospital System Revenue Bonds, 1.780%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000
California - 2.4%
Escondido, California, GO UT (Series 2587), 1.700%, 9/1/2036, Call Date 6/5/2008 (4)	2,700,000	2,700,000
Golden State Tobacco Securitization Corp. Floaters, Revenue Bonds (Series 2448), 1.720%, 6/1/2045, Call Date 6/1/2015 (4)	11,225,000	11,225,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series P41W), 2.930%, 8/15/2033, Call Date 8/15/2013 (4)	6,210,000	6,210,000

		20,135,000
Colorado - 0.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Series A4), 1.400%, 2/1/2034, Call Date 6/11/2008 (4)	5,105,000	5,105,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 1.900%, 7/1/2029, Call Date 6/4/2008 (4)	1,930,000	1,930,000

		7,035,000
District of Columbia - 1.3%
District of Columbia Floaters, GO UT (Series 1920), 1.720%, 6/1/2030, Call Date 6/1/2017 (4)	10,665,000	10,665,000
Florida - 7.6%
Florida State Department Environmental Protection Preservation, Revenue Bonds (Series D144), 1.680%, 7/1/2024 (4)	7,000,000	7,000,000
FSU Financial Assistance Inc., Revenue Bonds, 1.630%, 10/1/2031, Call Date 10/1/2012 (4)	8,580,000	8,580,000
Gulfstream Park Community Development District Floaters, Revenue Bonds (Series 2G), 1.630%, 5/1/2039, Call Date 5/1/2015 (4)	12,055,000	12,055,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series F119W), 1.980%, 9/1/2020 (4)	10,000,000	10,000,000
Miami-Dade County, Florida Aviation, Revenue Bonds (Series D), 4.000%, 10/1/2008	3,845,000	3,853,824
Miami-Dade County, Florida School Board, Certificates of Participation (Series A), 5.000%, 8/1/2027 (4)	6,000,000	6,013,346
Putnam County, Florida Development Authority Pollution Control, Revenue Bonds, 1.300%, 9/1/2024, Call Date 6/2/2008 (4)	1,500,000	1,500,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.380%, 12/1/2037, Call Date 6/1/2017 (4)	11,930,000	11,930,000
Sunshine State Governmental Financing Commission, Revenue Bonds, 4.000%, 7/1/2016, Call Date 6/16/2008 (4)	3,100,000	3,100,000

		64,032,170
Georgia - 1.7%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.400%, 11/15/2028, Call Date 11/15/2017 (4)	10,605,000	10,605,000
Rome-Floyd County, Georgia Development Authority, Revenue Bonds, 1.820%, 11/1/2011 (4)	3,500,000	3,500,000

		14,105,000
Idaho - 0.9%
Eclipse Funding Trust, Revenue Bonds, 3.780%, 4/1/2036, Call Date 4/1/2017 (4)	7,770,000	7,770,000
Illinois - 9.9%
Chicago, Illinois Housing Authority Capital Program, Revenue Bonds (Series 2933Z), 1.670%, 7/1/2014 (4)	9,630,000	9,630,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-475), 1.650%, 1/1/2026 (4)	5,035,000	5,035,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Du Page County, Illinois High School District No. 88 Putters, GO UT (Series 2577), 1.670%, 1/1/2015 (4)	$9,385,000	$9,385,000
Illinois Finance Authority, Revenue Bonds, 3.875%, 10/1/2037 (4)	5,800,000	5,816,606
Illinois Health Facilities Authority, Revenue Bonds (Series 2016), 1.720%, 7/1/2029, Call Date 7/1/2012 (4)	4,100,000	4,100,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 1.850%, 12/1/2020 (4)	7,925,000	7,925,000
Lehman Municipal Trust Receipts, GO UT (Series P34W), 3.030%, 12/1/2024 (4)	3,705,000	3,705,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series F97W), 2.180%, 1/1/2022 (4)	4,750,000	4,750,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 1.830%, 4/1/2020, Call Date 6/2/2008 (4)	4,075,000	4,075,000
Term Tender Custodial Receipts, Revenue Bonds, 2.850%, 9/19/2008	30,000,000	30,013,683

		84,435,289
Indiana - 2.0%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 1.850%, 4/1/2021, Call Date 6/3/2008 (4)	2,200,000	2,200,000
Indianapolis, Indiana Thermal Energy System, Revenue Bonds (Series 2699), 2.120%, 10/1/2010 (4)	9,615,000	9,615,000
Lehman Municipal Trust Receipts, Revenue Bonds (Series F68W), 2.180%, 2/1/2024 (4)	4,710,000	4,710,000

		16,525,000
Iowa - 1.6%
Iowa Finance Authority Health Facilities, Revenue Bonds, 1.630%, 2/15/2035, Call Date 6/2/2008 (4)	10,000,000	10,000,000
Iowa Higher Education Loan Authority, Revenue Notes (Series B), 3.000%, 5/20/2009	3,620,000	3,645,662

		13,645,662
Kentucky - 0.8%
Hancock County, Kentucky Industrial Building Revenue Bonds, 1.720%, 7/1/2012 (4)	1,685,000	1,685,000
Hancock County, Kentucky Pollution Control Revenue Bonds, 1.720%, 7/1/2012 (4)	1,000,000	1,000,000
Lehman Brothers Pooled Municipal Trust Receipts, Revenue Bonds, 2.180%, 11/15/2018 (4)	4,340,000	4,340,000

		7,025,000
Louisiana - 2.1%
BB&T Municipal Trust, Revenue Bonds (Series 4000), 1.700%, 7/1/2018 (4)	2,020,000	2,020,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 2.350%, 12/15/2014, Call Date 6/13/2008 (4)	1,035,000	1,035,000
Louisiana Public Facilities Authority, Revenue Bonds, 1.720%, 5/1/2040 (4)	2,500,000	2,500,000
Plaquemines, Louisiana Port Harbor & Terminal District Port Facilities, Revenue Bonds, 2.200%, 3/15/2025, Call Date 9/15/2008 (4)	5,000,000	5,000,000
St. John Baptist Parish, Louisiana Revenue Bonds (Series 2116), 1.720%, 6/1/2037, Call Date 6/1/2017 (4)	7,490,000	7,490,000

		18,045,000
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2402), 1.720%, 7/1/2019 (4)	9,795,000	9,795,000
Massachusetts - 2.6%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Series 2405), 1.720%, 7/1/2020 (4)	12,200,000	12,200,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Series K), 4.000%, 12/1/2008	2,510,000	2,530,967
Massachusetts State College Building Authority, Revenue Bonds (Series 2880), 1.670%, 5/1/2016 (4)	5,975,000	5,975,000
Massachusetts State Industrial Financial Agency, Revenue Bonds, 1.800%, 12/1/2019, Call Date 6/4/2008 (4)	1,000,000	1,000,000

		21,705,967
Michigan - 1.3%
Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 1.500%, 3/1/2030, Call Date 6/2/2008 (4)	3,475,000	3,475,000
Wayne Charter County, Michigan, GO UT (Series C15), 2.450%, 2/1/2034, Call Date 2/1/2018 (4)	7,925,000	7,925,000

		11,400,000
Minnesota - 0.9%
Minnesota Rural Water Finance Authority, Revenue Notes, 2.750%, 6/1/2009	7,500,000	7,551,551
Mississippi - 0.7%
Morgan Keegan Municipal Products, Inc., Revenue Bonds (Series H-1), 1.870%, 10/1/2036 (4)	6,200,000	6,200,000
Missouri - 1.9%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.540%, 12/1/2028 (4)	15,995,000	15,995,000
Montana - 0.5%
Montana State Board of Investment Economic Development, Revenue Bonds, 1.670%, 9/1/2010 (4)	3,925,000	3,925,000

Description	Principal Amount	Value
Municipals (continued)

Nebraska - 0.1%
Nebraska, Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 2.170%, 9/1/2031, Call Date 6/16/2008 (4)	$600,000	$600,000
Nevada - 1.7%
Henderson, Nevada Healthcare Facility, Revenue Bonds (Series 2633), 1.720%, 7/1/2031, Call Date 7/1/2017 (4)	14,000,000	14,000,000
New York - 3.5%
New York State Dormitory Authority, Revenue Bonds (Series A), 2.650%, 7/1/2028, Call Date 6/2/2008 (4)	17,640,000	17,640,000
Sales Tax Asset Receivables Corp., Revenue Bonds (Series 2739), 1.670%, 4/15/2013 (4)	5,010,000	5,010,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 1.800%, 4/1/2018, Call Date 6/4/2008 (4)	3,785,000	3,785,000
Tobacco Settlement Financing Corp., Revenue Bonds (Series 2685), 2.370%, 12/1/2011 (4)	3,390,000	3,390,000

		29,825,000
Ohio - 6.6%
American Municipal Power-Ohio Inc., Revenue Notes, 3.500%, 4/1/2009	20,000,000	20,145,987
Barberton, Ohio City School District, GO UT, 2.600%, 11/4/2008	6,000,000	6,015,083
Lawrence County, Ohio Industrial Development, Revenue Bonds, 1.720%, 11/1/2011 (4)	3,250,000	3,250,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 1.720%, 10/1/2009 (4)	4,700,000	4,700,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 1.910%, 4/1/2017, Call Date 6/2/2008 (4)	3,240,000	3,240,000
North Canton, Ohio Health Care Facilities, Revenue Bonds, 1.910%, 4/1/2032, Call Date 6/2/2008 (4)	10,165,000	10,165,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.700%, 6/1/2037 (4)	8,000,000	8,000,000

		55,516,070
Oklahoma - 3.9%
Oklahoma State Industrial Authority, Revenue Bonds, 2.350%, 8/1/2018, Call Date 6/2/2008 (4)	1,495,000	1,495,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 1.630%, 10/1/2022 (4)	4,390,000	4,390,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 1.800%, 11/1/2030 (4)	21,200,000	21,200,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 1.800%, 10/1/2032, Call Date 6/2/2008 (4)	2,635,000	2,635,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 1.830%, 11/1/2026, Call Date 6/2/2008 (4)	3,100,000	3,100,000

		32,820,000
Pennsylvania - 2.5%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 1.720%, 7/1/2010 (4)	3,100,000	3,100,000
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, 2.150%, 5/1/2037, Call Date 5/1/2009 (4)	5,900,000	5,900,000
Upper Dublin, Pennsylvania School District, GO UT (Series AA), 2.500%, 11/15/2008	2,955,000	2,958,428
Washington County, Pennsylvania Hospital Authority, Revenue Bonds, 3.800%, 7/1/2023 (4)	9,080,000	9,080,000

		21,038,428
Puerto Rico - 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 2.250%, 3/1/2023, Call Date 3/1/2009 (4)	4,500,000	4,500,000
South Carolina - 4.9%
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 2.410%, 8/1/2039, Call Date 4/1/2011 (4)	22,230,000	22,230,000
Scago, South Carolina Educational Facilities Corp. for Union School District Installment, Revenue Bonds (Series 1783), 1.870%, 12/1/2031, Call Date 12/1/2016 (4)	10,200,000	10,200,000
South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series 2586), 1.700%, 10/1/2022, Call Date 10/1/2015 (4)	8,905,000	8,905,000

		41,335,000
Tennessee - 1.8%
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 1.700%, 12/1/2014 (4)	4,500,000	4,500,000
Morgan Keegan Municipal Products Inc., Revenue Bonds (Series B-1), 1.720%, 6/1/2037 (4)	10,000,000	10,000,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 1.720%, 7/1/2010 (4)	1,000,000	1,000,000

		15,500,000
Texas - 6.9%
Comal, Texas Independent School District, GO UT, 1.710%, 8/1/2016 (4)	2,260,000	2,260,000
Corpus Christi, Texas Utility System, Revenue Bonds, 1.630%, 7/15/2010 (4)	6,110,000	6,110,000
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-512), 1.630%, 2/15/2038, Call Date 2/15/2017 (4)	3,250,000	3,250,000

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Deutsche Bank Spears/Lifers Trust, GO UT (Series DB-514), 1.630%, 2/15/2038, Call Date 6/2/2008 (4)	$3,275,000	$3,275,000
Houston, Texas Independent School District, GO UT, 3.750%, 6/15/2031, Call Date 6/15/2008 (4)	2,500,000	2,501,752
North Texas Tollway Authority, Dallas North Tollway System, Revenue Bonds (Series B), 5.000%, 1/1/2038 (4)	11,280,000	11,294,822
North Texas Tollway Authority, Revenue Bonds (Series C), 5.000%, 1/1/2018 (4)	4,585,000	4,596,635
North Texas Tollway Authority, Revenue Notes, 4.125%, 11/19/2008, Call Date 6/16/2008	10,495,000	10,495,000
Texas State Putters, GO UT (Series 2615), 1.670%, 10/1/2015 (4)	11,200,000	11,200,000
Trinity River Industrial Development Authority, Revenue Bonds, 1.800%, 1/1/2013, Call Date 6/4/2008 (4)	3,700,000	3,700,000

		58,683,209
Vermont - 3.8%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Series A), 1.300%, 10/1/2036, Call Date 6/6/2008 (4)	8,810,000	8,810,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 1.300%, 4/1/2015, Call Date 6/16/2008 (4)	1,475,000	1,475,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 1.300%, 4/1/2032, Call Date 6/16/2008 (4)	16,455,000	16,455,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 1.300%, 10/1/2034, Call Date 6/16/2008 (4)	5,300,000	5,300,000

		32,040,000
Virginia - 0.6%
Lewistown Commerce Center Community Development Authority, Virginia Special Tax Revenue Bonds (Series 2115), 1.680%, 3/1/2027, Call Date 3/1/2018 (4)	4,000,000	4,000,000
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 1.730%, 9/1/2019, Call Date 6/2/2008 (4)	1,405,000	1,405,000

		5,405,000
Washington - 3.6%
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax, Revenue Bonds (Series C18), 2.300%, 11/1/2032 (4)	14,890,000	14,890,000
University Of Washington, Revenue Bonds (Series 2740), 1.670%, 6/1/2031, Call Date 6/1/2017 (4)	9,835,000	9,835,000
Washington State Health Care Facilities Authority, Revenue Bonds, 1.650%, 11/15/2026, Call Date 6/2/2008 (4)	6,000,000	6,000,000

		30,725,000
Wisconsin - 8.7%
Arrowhead, Wisconsin Union High School District, Tax & Revenue Promissory Notes, 3.600%, 9/29/2008	3,400,000	3,400,357
Lehman Municipal Trust Receipts, Revenue Bonds (Series F7), 1.980%, 8/1/2028, Call Date 8/1/2017 (4)	5,710,000	5,710,000
Middleton, Wisconsin Revenue Notes, 4.000%, 7/1/2008, Call Date 6/9/2008	4,610,000	4,610,000
Rhinelander School District, GO UT, Tax & Revenue Promissory Notes, 3.460%, 9/10/2008	4,500,000	4,500,242
Sheboygan, Wisconsin Area School District, Tax & Revenue Notes, 3.650%, 6/27/2008	3,000,000	3,000,082
Sparta, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.620%, 10/7/2008	4,300,000	4,300,288
St. Francis, Wisconsin School District, GO UT, Tax & Revenue Promissory Notes, 3.540%, 10/29/2008	3,100,000	3,100,356
Sun Prairie, Wisconsin Area School District, Tax & Revenue Promissory Notes, 3.650%, 10/20/2008	10,300,000	10,302,661
Term Tender Custodial Receipts, Revenue Bonds, 2.350%, 4/1/2009 (4)	17,000,000	17,000,000
Waunakee, Wisconsin Community School District, Tax & Revenue Promissory Notes, 3.520%, 10/20/2008	5,000,000	5,000,372
West Salem, Wisconsin School District, Tax & Revenue Promissory Notes, 3.570%, 10/30/2008	3,050,000	3,050,241
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Series B), 1.550%, 5/1/2033, Call Date 6/2/2008 (4)	10,000,000	10,000,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 2.350%, 5/1/2026, Call Date 6/3/2008 (4)	200,000	200,000

		74,174,599

Total Municipals		788,362,945

Mutual Funds - 4.2%
Federated Tax-Free Obligations Fund	21,406,606	21,406,606
Fidelity Tax Exempt Money Market	14,000,000	14,000,000

Total Mutual Funds (identified cost $35,406,606)		35,406,606

Total Investments - 97.3% (at amortized cost)		823,769,551
Other Assets and Liabilities - 2.7%		23,210,578

Total Net Assets - 100.0%		$846,980,129

Notes to Schedules of Investments (Unaudited)

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2008.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2008.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2008, these securities amounted to:

	Amount	% of Total Net Assets
Aggregate Bond Fund	$21,475,248	7.25%
Government Income Fund	16,178,273	2.32
Short-Intermediate Bond Fund	35,271,595	9.03
Short-Term Income Fund	3,123,199	2.90
Prime Money Market Fund	3,260,990,323	58.83

(7)	Denotes a restricted security or municipal lease which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(9)	Securities that are subject to alternative minimum tax represent 14.22% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	- American Depository Receipt
AMBAC	- American Municipal Bond Assurance Corporation
CFC	- Cooperative Finance Corporation
CIFG	- CDC IXIS Financial Guaranty
COL	- Collateralized
FGIC	- Financial Guaranty Insurance Corporation
FRN	- Floating Rate Note
GDR	- Global Depository Receipt
GO	- Government Obligation
HFDC	- Health Facility Development Corporation
IDC	- Industrial Development Corporation
INS	- Insured
LIQ	- Liquidity Agreement
LP	- Limited Partnership
LOC	- Letter of Credit
MTN	- Medium Term Note
PCA	- Pollution Control Authority
PLC	- Public Limited Company
REITs	- Real Estate Investment Trusts
REMIC	- Real Estate Mortgage Investment Conduit
TCRs	- Transferable Custody Receipts
TRANs	- Tax and Revenue Anticipation Notes
UT	- Unlimited Tax
VRNs	- Variable Rate Notes

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2008 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$292,613,811		$61,370,392	$(9,144,738)	$52,225,654
Large-Cap Growth Fund	261,911,609		36,083,011	(10,822,360)	25,260,651
Mid-Cap Value Fund	388,344,740		64,078,118	(15,733,378)	48,344,740
Mid-Cap Growth Fund	303,024,420		49,342,619	(2,621,939)	46,720,680
Small-Cap Growth Fund	390,066,473		58,144,207	(9,379,871)	48,764,336
International Stock Fund	490,036,511		73,567,654	(27,371,944)	46,195,710
Aggregate Bond Fund	442,121,207		3,397,048	(6,155,385)	(2,758,337)
Government Income Fund	1,181,044,117		7,758,288	(15,291,180)	(7,532,892)
Intermediate Tax-Free Fund	84,087,691		1,354,727	(223,816)	1,130,911
Short-Intermediate Bond Fund	555,612,021		1,563,331	(17,027,551)	(15,464,220)
Short-Term Income Fund	122,853,091		1,285,992	(2,900,741)	(1,614,749)
Prime Money Market Fund	5,534,126,515	*	—	—	—
Government Money Market Fund	583,152,603	*	—	—	—
Tax-Free Money Market Fund	823,769,551	*	—	—	—

*—at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral was jointly pooled and invested in the following securities as of May 31, 2008 (1):

Alliance & Leicester PLC, 2.694%, 6/9/2008	$19,700,000
Allstate Life Global Fd II, 2.605%, 6/16/2008	20,001,100
American General Finance, 2.574%, 6/16/2008	19,996,000
Aust. & N.Z. Banking Group, 2.424%, 6/23/2008	19,961,400
Banco Santander Totta LN, 2.515%, 6/16/2008	14,991,450
Bank of Scotland PLC, 2.898%, 6/2/2008	19,969,000
Barclays Capital Repo, 2.250%, 6/2/2008	4,000,000
Bayerische Landesbank NY, 2.453%, 6/24/2008	19,977,000
Bear Stearns Co., 2.824%, 6/5/2008	14,552,340
Bear Stearns Co., 2.463%, 6/30/2008	5,980,560
BMW US Capital LLC, 2.554%, 6/16/2008	21,982,400
Citigroup Funding, Inc., 2.160%, 6/2/2008	25,067,508
Credit Suisse First Boston, 2.585%, 6/2/2008	19,997,000
DNB NOR Bank ASA, 2.403%, 6/25/2008	19,961,800
Dreyfus Money Market Fund, 2.884%, 6/2/2008	165,572,185
Goldman Sachs Money Market Fund, 2.568%, 6/2/2008	1,966,455
Greenwich Capital Holdings, 2.825%, 6/2/2008	20,000,000
HSBC Finance Corp, 2.453%, 6/24/2008	14,991,750
HSH Nordbank NY, 2.464%, 6/23/2008	19,963,000
IBM Corp., 2.704%, 6/9/2008	19,980,600
ING USA Annuity and Life, 2.988%, 6/26/2008	20,000,000
Irish Life & Permanent, 2.460%, 6/23/2008	19,978,600
Metlife Insurance FA, 2.709%, 6/2/2008	20,000,000
National City Bank, 2.595%, 6/2/2008	29,757,300
National Rural Utilities Coop., 2.838%, 6/2/2008	19,882,600
Northern Rock PLC, 2.794%, 6/3/2008	19,857,400
Provident Money Market Fund, 2.722%, 6/2/2008	24,023,122
Reserve Primary Class Institutional Fund, 2.902%, 6/2/2008	349,507,584
Unilever Capital Corp., 2.580%, 6/12/2008	14,945,220
Wachovia Securities LLP, 2.525%, 6/2/2008	15,000,000
Westlb AG NY FRN, 2.660%, 6/10/2008	14,998,950
Westpac Bank NY, 2.999%, 6/11/2008	9,992,460

Total	$1,046,554,784

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$34,436,058	$35,571,316
Large-Cap Growth Fund	31,027,609	32,050,500
Mid-Cap Value Fund	77,048,347	79,588,412
Mid-Cap Growth Fund	71,735,761	74,100,688
Small-Cap Growth Fund	126,193,456	130,353,694
International Stock Fund	86,937,498	89,803,580
Aggregate Bond Fund	113,354,146	117,091,112
Government Income Fund	340,074,154	351,285,433
Short-Intermediate Bond Fund	118,585,263	122,494,685
Short-Term Income Fund	13,761,680	14,215,364

Total	$1,013,153,972	$1,046,554,784

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds, at no cost to the Funds.

3. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2008, the Large-Cap Value Fund had $360,971 in realized gains on all options.

At May 31, 2008, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Freeport-McMoRan Copper & Gold, Inc.	Call	June 2008	$145	200	$2,100	$22,300
Morgan Stanley	Call	July 2008	60	100	750	6,050
Parker Hannifin Corp.	Call	June 2008	90	50	2,625	1,275
Microsoft Corp.	Put	July 2008	22.5	100	700	4,100

Total				450		$33,725

4. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2008, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Short-Term Income Fund	September 2008	175	U.S. 5 Year Note	Long	$29,448

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
July 24, 2008

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 24, 2008